Schedule of Investments (unaudited) October 31, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.1%

Aerospace & Defense — 2.4%
AAR Corp.	1,153	$48,138
Aerojet Rocketdyne Holdings, Inc.(a)(b)	2,660	114,992
AeroVironment, Inc.(a)	679	39,368
Arconic, Inc.	14,696	403,699
Astronics Corp.(a)	802	23,210
Axon Enterprise, Inc.(a)	2,018	103,180
Boeing Co.	19,334	6,571,820
Cubic Corp.(b)	1,292	95,272
Curtiss-Wright Corp.	1,569	212,207
Ducommun, Inc.(a)	229	11,354
General Dynamics Corp.	9,388	1,659,798
HEICO Corp.	1,398	172,429
HEICO Corp., Class A	2,739	260,945
Hexcel Corp.	3,040	226,845
Huntington Ingalls Industries, Inc.	1,479	333,751
Kratos Defense & Security Solutions, Inc.(a)	3,476	65,627
L3Harris Technologies, Inc.	8,062	1,663,271
Lockheed Martin Corp.	9,028	3,400,667
Maxar Technologies, Inc.(a)	1,806	15,333
Mercury Systems, Inc.(a)	1,984	146,142
Moog, Inc., Class A	1,168	97,773
National Presto Industries, Inc.	228	19,629
Northrop Grumman Corp.	5,705	2,010,898
Park Aerospace Corp.	658	11,179
Parsons Corp.(a)(b)	1,050	37,380
Raytheon Co.	10,258	2,176,850
Spirit AeroSystems Holdings, Inc., Class A	3,820	312,552
Teledyne Technologies, Inc.(a)	1,257	414,307
Textron, Inc.	8,344	384,575
TransDigm Group, Inc.	1,774	933,621
Triumph Group, Inc.	1,724	35,808
United Technologies Corp.	29,681	4,261,598
Vectrus, Inc.(a)	359	16,410
Wesco Aircraft Holdings, Inc.(a)	1,784	19,660

		26,300,288

Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.(a)	1,886	39,436
Atlas Air Worldwide Holdings, Inc.(a)	708	15,527
C.H. Robinson Worldwide, Inc.	4,798	362,921
Echo Global Logistics, Inc.(a)	852	16,963
Expeditors International of Washington, Inc.	6,584	480,237
FedEx Corp.	8,720	1,331,195
Forward Air Corp.	1,054	72,905
Hub Group, Inc., Class A(a)	1,099	50,334
Park-Ohio Holdings Corp.	132	4,060
Radiant Logistics, Inc.(a)(b)	1,065	5,741
United Parcel Service, Inc., Class B	25,531	2,940,405

Security	Shares	Value

Air Freight & Logistics (continued)
XPO Logistics, Inc.(a)	3,321	$253,725

		5,573,449

Airlines — 0.4%
Alaska Air Group, Inc.	4,300	298,549
Allegiant Travel Co.	514	86,008
American Airlines Group, Inc.	14,173	426,040
Copa Holdings SA, Class A	1,182	120,257
Delta Air Lines, Inc.	20,806	1,145,995
Hawaiian Holdings, Inc.	1,545	44,202
JetBlue Airways Corp.(a)	11,161	215,407
SkyWest, Inc.	1,956	116,480
Southwest Airlines Co.	17,923	1,006,018
Spirit Airlines, Inc.(a)(b)	2,382	89,468
United Airlines Holdings, Inc.(a)	8,669	787,492

		4,335,916

Auto Components — 0.2%
Adient PLC	3,516	74,504
American Axle & Manufacturing Holdings, Inc.(a)	3,615	30,221
Aptiv PLC	9,343	836,666
BorgWarner, Inc.	7,619	317,560
Cooper Tire & Rubber Co.	2,169	61,253
Cooper-Standard Holdings, Inc.(a)	597	19,021
Dana, Inc.	4,871	79,056
Dorman Products, Inc.(a)	1,032	74,252
Fox Factory Holding Corp.(a)(b)	1,286	78,369
Gentex Corp.	9,585	268,859
Gentherm, Inc.(a)(b)	1,168	48,787
Goodyear Tire & Rubber Co.	7,992	126,833
LCI Industries	882	85,660
Lear Corp.	2,199	258,976
Modine Manufacturing Co.(a)	1,640	18,745
Motorcar Parts of America, Inc.(a)	702	13,380
Spartan Motors, Inc.	1,242	21,698
Standard Motor Products, Inc.	594	31,102
Stoneridge, Inc.(a)	828	25,569
Tenneco, Inc., Class A	1,503	18,923
Visteon Corp.(a)	1,206	112,182

		2,601,616

Automobiles — 0.4%
Ford Motor Co.	143,597	1,233,498
General Motors Co.	45,258	1,681,787
Harley-Davidson, Inc.	5,871	228,441
Tesla, Inc.(a)(b)	5,153	1,622,783
Thor Industries, Inc.	1,908	120,700
Winnebago Industries, Inc.	953	45,811

		4,933,020

Banks — 5.6%
1st Source Corp.	411	21,035
ACNB Corp.	387	13,696
Allegiance Bancshares, Inc.(a)(b)	408	13,570

1

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Amerant Bancorp, Inc.(a)	1,161	$22,814
American National Bankshares, Inc.	234	8,471
Ameris Bancorp	2,122	90,928
Ames National Corp.	233	6,454
Arrow Financial Corp.	468	16,436
Associated Banc-Corp	5,634	113,300
Atlantic Capital Bancshares, Inc.(a)	685	12,775
Atlantic Union Bankshares Corp.	3,686	135,866
BancFirst Corp.	744	43,070
Banco Latinoamericano de Comercio Exterior SA	1,539	31,750
Bancorp, Inc.(a)	1,904	20,754
BancorpSouth Bank	3,413	104,677
Bank First Corp.	610	42,700
Bank of America Corp.	308,300	9,640,541
Bank of Commerce Holdings	737	8,269
Bank of Hawaii Corp.	1,589	138,736
Bank of Marin Bancorp	316	13,863
Bank of NT Butterfield & Son Ltd.	2,038	67,152
Bank OZK	4,523	126,915
BankFinancial Corp.	603	7,767
BankUnited, Inc.	3,874	132,878
Bankwell Financial Group, Inc.	364	10,418
Banner Corp.	981	52,954
Bar Harbor Bankshares	399	9,995
Baycom Corp.(a)(b)	382	8,075
BB&T Corp.	28,368	1,504,922
BOK Financial Corp.	1,308	100,912
Boston Private Financial Holdings, Inc.	3,138	35,302
Bridge Bancorp, Inc.	369	11,956
Bryn Mawr Bank Corp.	476	18,140
Business First Bancshares, Inc.	348	8,505
Byline Bancorp, Inc.(a)	413	7,161
C&F Financial Corp.	148	7,527
Cadence BanCorp	5,086	78,223
Cambridge Bancorp	387	29,996
Camden National Corp.	528	23,396
Capital City Bank Group, Inc.	363	10,327
Carolina Financial Corp.	506	19,203
Carter Bank & Trust(a)	2,415	47,455
Cathay General Bancorp	3,650	129,830
CBTX, Inc.	506	14,497
CenterState Bank Corp.	4,441	112,624
Central Pacific Financial Corp.	427	12,349
Central Valley Community Bancorp	191	3,979
Century Bancorp, Inc., Class A	231	20,099
Chemung Financial Corp.	434	18,475
CIT Group, Inc.	3,357	143,982
Citigroup, Inc.	82,723	5,944,475
Citizens & Northern Corp.	381	9,796
Citizens Financial Group, Inc.	16,533	581,300
City Holding Co.	442	35,068
CNB Financial Corp.	283	8,849
Codorus Valley Bancorp, Inc.	340	7,365

Security	Shares	Value

Banks (continued)
Columbia Banking System, Inc.	2,233	$87,757
Comerica, Inc.	5,495	359,483
Commerce Bancshares, Inc.	3,664	235,815
Community Bank System, Inc.	1,690	114,548
Community Trust Bancorp, Inc.	487	21,335
ConnectOne Bancorp, Inc.	960	23,309
Cullen/Frost Bankers, Inc.	2,139	192,681
Customers Bancorp, Inc.(a)	1,068	25,183
CVB Financial Corp.	8,633	179,394
Eagle Bancorp, Inc.	1,059	47,803
East West Bancorp, Inc.	5,416	232,455
Enterprise Bancorp, Inc.	214	6,379
Enterprise Financial Services Corp.	716	31,361
Equity Bancshares, Inc., Class A(a)(b)	361	10,021
Esquire Financial Holdings, Inc.(a)	695	16,888
Farmers & Merchants Bancorp, Inc./Archbold	246	6,298
Farmers National Banc Corp.	551	8,221
FB Financial Corp.	520	19,588
Fifth Third Bancorp	26,606	773,702
Financial Institutions, Inc.	439	13,798
First Bancorp, Inc.	314	8,877
First BanCorp, Puerto Rico	7,080	74,482
First Bancorp/Southern Pines NC	897	33,862
First Bancshares, Inc.	292	9,624
First Bank/Hamilton	1,767	18,660
First Busey Corp.	1,852	48,837
First Business Financial Services, Inc.	443	10,774
First Choice Bancorp	314	7,021
First Citizens BancShares, Inc., Class A	295	145,116
First Commonwealth Financial Corp.	3,047	42,932
First Community Bancshares, Inc.	576	18,334
First Financial Bancorp	2,973	69,687
First Financial Bankshares, Inc.	4,925	163,904
First Financial Corp.	515	22,593
First Foundation, Inc.	1,126	18,027
First Hawaiian, Inc.	5,459	149,194
First Horizon National Corp.	11,789	188,270
First Internet Bancorp	258	5,867
First Interstate Bancsystem, Inc., Class A	1,728	72,507
First Merchants Corp.	2,071	81,908
First Mid Bancshares, Inc.	285	9,947
First Midwest Bancorp, Inc.	3,373	69,281
First Northwest Bancorp	1,308	22,982
First of Long Island Corp.	640	15,002
First Republic Bank	5,952	633,055
FNB Corp.	12,170	146,770
Franklin Financial Network, Inc.	413	13,741
Fulton Financial Corp.	6,228	106,250
German American Bancorp, Inc.	625	20,656
Glacier Bancorp, Inc.	2,627	111,175
Great Southern Bancorp, Inc.	266	16,072
Great Western Bancorp, Inc.	1,880	65,556

2

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Guaranty Bancshares, Inc.	270	$8,548
Hancock Whitney Corp.	3,184	124,176
Hanmi Financial Corp.	907	17,460
Heartland Financial USA, Inc.	1,223	57,212
Heritage Commerce Corp.	1,357	16,311
Heritage Financial Corp.	1,053	28,989
Home BancShares, Inc.	5,919	109,383
HomeTrust Bancshares, Inc.	642	17,141
Hope Bancorp, Inc.	3,638	51,914
Horizon Bancorp	897	16,375
Howard Bancorp, Inc.(a)	467	7,836
Huntington Bancshares, Inc.	37,815	534,326
Iberiabank Corp.	2,038	149,569
Independent Bank Corp.	1,926	104,176
Independent Bank Group, Inc.	1,357	72,559
International Bancshares Corp.	2,159	88,433
Investar Holding Corp.	897	22,255
Investors Bancorp, Inc.	9,403	113,306
JPMorgan Chase & Co.	116,335	14,532,568
KeyCorp	35,983	646,615
Lakeland Bancorp, Inc.	1,021	16,898
Lakeland Financial Corp.	1,121	52,183
LCNB Corp.	345	6,238
LegacyTexas Financial Group, Inc.	1,518	64,576
Live Oak Bancshares, Inc.	747	13,558
M&T Bank Corp.	4,884	764,493
Macatawa Bank Corp.	816	8,531
MainStreet Bancshares, Inc.(a)	1,030	21,362
Mercantile Bank Corp.	497	17,499
Metropolitan Bank Holding Corp.(a)	180	7,729
Midland States Bancorp, Inc.	963	25,808
MidWestOne Financial Group, Inc.	266	8,670
MutualFirst Financial, Inc.	253	10,092
National Bank Holdings Corp., Class A	890	30,616
National Bankshares, Inc.	185	7,785
NBT Bancorp, Inc.	1,281	50,920
Nicolet Bankshares, Inc.(a)	324	22,350
Northrim BanCorp, Inc.	226	8,803
Oak Valley Bancorp	65	1,086
OFG Bancorp	1,912	38,833
Ohio Valley Banc Corp.	173	6,356
Old Line Bancshares, Inc.	322	9,428
Old National Bancorp	5,785	104,101
Old Second Bancorp, Inc.	606	7,314
Opus Bank	633	15,692
Origin Bancorp, Inc.	454	15,976
Orrstown Financial Services, Inc.	348	7,548
Pacific Premier Bancorp, Inc.	4,039	136,336
PacWest Bancorp	4,519	167,158
Park National Corp.	400	40,500
Peapack Gladstone Financial Corp.	523	15,272
Penns Woods Bancorp, Inc.	243	7,429
People’s United Financial, Inc.	15,183	245,509
People’s Utah Bancorp	363	10,563

Security	Shares	Value

Banks (continued)
Peoples Bancorp, Inc.	664	$21,719
Peoples Financial Services Corp.	169	8,311
Pinnacle Financial Partners, Inc.	2,685	157,932
PNC Financial Services Group, Inc.	16,244	2,382,995
Popular, Inc.	3,598	195,947
Preferred Bank	405	21,591
Premier Financial Bancorp, Inc.	500	8,875
Prosperity Bancshares, Inc.	2,466	170,203
QCR Holdings, Inc.	413	16,760
RBB Bancorp	350	7,049
Regions Financial Corp.	37,379	601,802
Reliant Bancorp Inc.	315	7,169
Renasant Corp.	1,899	65,895
Republic Bancorp, Inc., Class A	204	9,072
Republic First Bancorp, Inc.(a)	1,213	4,913
S&T Bancorp, Inc.	1,347	50,721
Sandy Spring Bancorp, Inc.	1,225	42,262
Seacoast Banking Corp. of Florida(a)	1,610	45,080
Select Bancorp, Inc.(a)	1,948	22,012
ServisFirst Bancshares, Inc.	1,660	58,100
Sierra Bancorp	304	8,281
Signature Bank	2,107	249,300
Simmons First National Corp., Class A	3,143	75,181
SmartFinancial, Inc.(a)	348	7,325
South State Corp.	1,165	91,872
Southern First Bancshares, Inc.(a)(b)	161	6,490
Southern National Bancorp of Virginia, Inc.	518	8,205
Southside Bancshares, Inc.	1,208	41,616
Spirit of Texas Bancshares, Inc.(a)	929	19,416
Sterling Bancorp	8,113	159,420
Stock Yards Bancorp, Inc.	675	26,959
Summit Financial Group, Inc.	488	12,424
SunTrust Banks, Inc.	16,057	1,097,335
SVB Financial Group(a)	1,910	423,027
Synovus Financial Corp.	5,194	175,921
TCF Financial Corp.	6,449	255,316
Texas Capital Bancshares, Inc.(a)	1,680	90,821
Tompkins Financial Corp.	571	49,968
TowneBank	2,464	69,214
Trico Bancshares	1,571	59,117
TriState Capital Holdings, Inc.(a)	771	17,826
Triumph Bancorp, Inc.(a)	785	25,473
Trustmark Corp.	1,885	64,693
U.S. Bancorp	52,881	3,015,275
UMB Financial Corp.	2,189	142,854
Umpqua Holdings Corp.	8,017	126,829
Union Bankshares, Inc.	330	10,969
United Bankshares, Inc.	4,545	179,709
United Community Banks, Inc.	2,390	72,202
Univest Financial Corp.	855	22,016
Valley National Bancorp	11,649	134,895
Veritex Holdings, Inc.	1,506	37,078
Washington Trust Bancorp, Inc.	445	22,735

3

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Webster Financial Corp.	3,366	$148,441
Wells Fargo & Co.	145,255	7,499,516
WesBanco, Inc.	1,885	70,857
West BanCorp., Inc.	346	8,124
Westamerica BanCorp	798	52,684
Western Alliance Bancorp	3,602	177,687
Wintrust Financial Corp.	2,100	134,022
Zions Bancorp. NA	6,411	310,741

		62,475,160

Beverages — 1.6%
Boston Beer Co., Inc., Class A(a)(b)	301	112,712
Brown-Forman Corp., Class A	2,095	130,204
Brown-Forman Corp., Class B	6,011	393,841
Coca-Cola Co.	139,982	7,619,220
Coca-Cola Consolidated, Inc.	158	43,349
Constellation Brands, Inc., Class A	5,713	1,087,355
Craft Brew Alliance, Inc.(a)(b)	284	2,070
Keurig Dr Pepper, Inc.	7,428	209,173
MGP Ingredients, Inc.(b)	444	19,043
Molson Coors Brewing Co., Class B	6,544	345,000
Monster Beverage Corp.(a)	14,002	785,932
National Beverage Corp.(b)	405	17,804
New Age Beverages Corp.(a)(b)	4,799	12,909
PepsiCo, Inc.	51,106	7,010,210
Primo Water Corp.(a)	879	10,632

		17,799,454

Biotechnology — 2.6%
AbbVie, Inc.	54,049	4,299,598
Abeona Therapeutics, Inc.(a)	977	2,315
ACADIA Pharmaceuticals, Inc.(a)	4,129	175,111
Acceleron Pharma, Inc.(a)	1,733	77,760
Achillion Pharmaceuticals, Inc.(a)	5,552	35,588
Acorda Therapeutics, Inc.(a)	1,264	2,086
Adamas Pharmaceuticals, Inc.(a)	698	2,869
Aduro Biotech, Inc.(a)	2,001	2,281
Adverum Biotechnologies, Inc.(a)(b)	1,683	12,235
Aeglea BioTherapeutics, Inc.(a)	830	6,316
Agenus, Inc.(a)	5,277	13,667
AgeX Therapeutics, Inc.(a)	130	203
Agios Pharmaceuticals, Inc.(a)(b)	2,383	71,681
Aimmune Therapeutics, Inc.(a)(b)	1,372	38,169
Akebia Therapeutics, Inc.(a)	3,033	11,313
Albireo Pharma, Inc.(a)	285	5,235
Aldeyra Therapeutics, Inc.(a)	1,449	8,100
Alexion Pharmaceuticals, Inc.(a)	7,976	840,670
Alkermes PLC(a)	5,821	113,684
Allakos, Inc.(a)(b)	706	48,432
Allogene Therapeutics, Inc.(a)(b)	1,750	50,400
Alnylam Pharmaceuticals, Inc.(a)(b)	3,882	336,725
AMAG Pharmaceuticals, Inc.(a)	1,090	10,578
Amgen, Inc.	21,934	4,677,425
Amicus Therapeutics, Inc.(a)	10,225	86,197

Security	Shares	Value

Biotechnology (continued)
AnaptysBio, Inc.(a)	865	$32,628
Apellis Pharmaceuticals, Inc.(a)(b)	2,064	60,661
Arcus Biosciences, Inc.(a)	1,841	14,452
Ardelyx, Inc.(a)	547	2,735
Arena Pharmaceuticals, Inc.(a)(b)	2,026	98,697
ArQule, Inc.(a)(b)	4,633	46,840
Arrowhead Pharmaceuticals, Inc.(a)(b)	3,563	142,698
Atara Biotherapeutics, Inc.(a)	1,489	16,260
Athenex, Inc.(a)	2,643	29,179
Athersys, Inc.(a)(b)	1,234	1,580
Audentes Therapeutics, Inc.(a)	1,549	41,668
Avid Bioservices, Inc.(a)	2,581	13,808
Avrobio, Inc.(a)(b)	924	13,416
Beyondspring, Inc.(a)(b)	1,267	14,989
BioCryst Pharmaceuticals, Inc.(a)	3,599	7,198
Biogen, Inc.(a)	6,614	1,975,668
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	1,415	64,977
BioMarin Pharmaceutical, Inc.(a)	6,449	472,131
Biospecifics Technologies Corp.(a)	73	3,535
Bluebird Bio, Inc.(a)(b)	2,082	168,642
Blueprint Medicines Corp.(a)	1,886	129,832
Bridgebio Pharma, Inc.(a)	1,183	26,748
Calithera Biosciences, Inc.(a)	1,548	4,458
Cara Therapeutics, Inc.(a)(b)	1,585	32,905
CareDx, Inc.(a)	1,337	35,043
CASI Pharmaceuticals, Inc.(a)(b)	1,541	5,054
Catalyst Pharmaceuticals, Inc.(a)(b)	2,952	13,963
CEL-SCI Corp.(a)(b)	2,744	18,824
Celgene Corp.(a)	25,361	2,739,749
Cellular Biomedicine Group, Inc.(a)	498	9,108
ChemoCentryx, Inc.(a)	482	4,145
Chimerix, Inc.(a)	931	1,331
Clovis Oncology, Inc.(a)(b)	1,948	6,175
Coherus Biosciences, Inc.(a)	2,742	47,629
Concert Pharmaceuticals, Inc.(a)	677	4,218
Constellation Pharmaceuticals, Inc.(a)	1,504	20,770
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	1,513	7,822
Crinetics Pharmaceuticals, Inc.(a)(b)	412	7,255
Cue Biopharma, Inc.(a)(b)	690	5,920
Cyclerion Therapeutics, Inc.(a)(b)	437	1,044
Cytokinetics, Inc.(a)	2,192	25,537
CytomX Therapeutics, Inc.(a)	1,362	8,349
Deciphera Pharmaceuticals, Inc.(a)	715	31,703
Denali Therapeutics, Inc.(a)(b)	1,830	28,676
Dicerna Pharmaceuticals, Inc.(a)	1,499	24,719
Dynavax Technologies Corp.(a)(b)	2,200	11,198
Eagle Pharmaceuticals, Inc.(a)	326	20,440
Editas Medicine, Inc.(a)	1,877	39,117
Eidos Therapeutics, Inc.(a)(b)	423	20,515
Eiger Biopharmaceuticals, Inc.(a)	1,949	21,244
Emergent Biosolutions, Inc.(a)	1,727	98,715
Enanta Pharmaceuticals, Inc.(a)	525	31,962

4

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Epizyme, Inc.(a)	3,525	$40,573
Esperion Therapeutics, Inc.(a)	801	31,856
Evelo Biosciences, Inc.(a)(b)	1,111	7,255
Exact Sciences Corp.(a)(b)	4,673	406,551
Exelixis, Inc.(a)	11,232	173,534
Fate Therapeutics, Inc.(a)(b)	2,313	34,579
FibroGen, Inc.(a)	2,721	106,527
Five Prime Therapeutics, Inc.(a)	1,283	5,068
Flexion Therapeutics, Inc.(a)(b)	1,134	19,471
Forty Seven, Inc.(a)	616	4,257
G1 Therapeutics, Inc.(a)(b)	1,562	33,146
Genomic Health, Inc.(a)	1,051	70,081
Geron Corp.(a)(b)	4,974	7,113
Gilead Sciences, Inc.	46,865	2,985,769
Global Blood Therapeutics, Inc.(a)(b)	1,958	93,886
GlycoMimetics, Inc.(a)(b)	1,052	5,555
Gossamer Bio, Inc.(a)(b)	1,391	28,620
Gritstone Oncology, Inc.(a)	2,758	22,367
Halozyme Therapeutics, Inc.(a)	3,997	61,234
Heron Therapeutics, Inc.(a)(b)	2,779	59,054
Homology Medicines, Inc.(a)	970	12,736
ImmunoGen, Inc.(a)	3,602	8,573
Immunomedics, Inc.(a)(b)	5,950	95,200
Incyte Corp.(a)	6,356	533,396
Innoviva, Inc.(a)	2,582	30,003
Inovio Pharmaceuticals, Inc.(a)(b)	2,914	6,207
Insmed, Inc.(a)(b)	2,823	52,480
Intellia Therapeutics, Inc.(a)(b)	1,077	13,446
Intercept Pharmaceuticals, Inc.(a)(b)	872	63,464
Intrexon Corp.(a)(b)	2,222	11,288
Invitae Corp.(a)(b)	3,336	53,743
Ionis Pharmaceuticals, Inc.(a)	4,782	266,453
Iovance Biotherapeutics, Inc.(a)	4,351	91,937
Ironwood Pharmaceuticals, Inc.(a)(b)	5,123	51,435
Kadmon Holdings, Inc.(a)(b)	2,523	7,291
Karyopharm Therapeutics, Inc.(a)	1,533	17,936
Kezar Life Sciences, Inc.(a)(b)	643	2,090
Kindred Biosciences, Inc.(a)(b)	898	7,337
Kiniksa Pharmaceuticals Ltd., Class A(a)	452	3,187
Kodiak Sciences, Inc.(a)	1,090	22,574
Krystal Biotech, Inc.(a)(b)	545	22,383
Kura Oncology, Inc.(a)	1,494	22,380
La Jolla Pharmaceutical Co.(a)	594	4,167
Lexicon Pharmaceuticals, Inc.(a)(b)	1,529	5,673
Ligand Pharmaceuticals, Inc.(a)	631	68,659
Lineage Cell Therapeutics, Inc.(a)(b)	1,303	1,016
MacroGenics, Inc.(a)(b)	3,095	26,307
Madrigal Pharmaceuticals, Inc.(a)	278	25,696
Magenta Therapeutics, Inc.(a)	606	6,308
MannKind Corp.(a)(b)	4,559	5,950
Medicines Co.(a)(b)	2,742	143,928
MediciNova, Inc.(a)	1,426	11,494
MeiraGTx Holdings PLC(a)	593	8,569

Security	Shares	Value

Biotechnology (continued)
Mersana Therapeutics, Inc.(a)	488	$917
Minerva Neurosciences, Inc.(a)(b)	1,232	5,840
Mirati Therapeutics, Inc.(a)	987	92,956
Moderna, Inc.(a)(b)	7,289	122,091
Momenta Pharmaceuticals, Inc.(a)	3,999	61,905
Myriad Genetics, Inc.(a)	2,670	89,899
Natera, Inc.(a)	2,320	89,366
Neurocrine Biosciences, Inc.(a)(b)	3,297	328,019
Novavax, Inc.(a)(b)	598	2,494
OPKO Health, Inc.(a)(b)	11,525	16,365
Palatin Technologies, Inc.(a)	9,667	7,811
PDL BioPharma, Inc.(a)	4,251	11,988
Pieris Pharmaceuticals, Inc.(a)	1,775	5,875
PolarityTE, Inc.(a)(b)	282	764
Portola Pharmaceuticals, Inc.(a)(b)	2,716	78,520
Principia Biopharma, Inc.(a)	959	33,862
Progenics Pharmaceuticals, Inc.(a)	2,297	12,197
Protagonist Therapeutics, Inc.(a)	1,859	25,004
Prothena Corp. PLC(a)	1,072	9,755
PTC Therapeutics, Inc.(a)	2,229	91,144
Puma Biotechnology, Inc.(a)	955	6,494
Ra Pharmaceuticals, Inc.(a)	1,412	66,463
Radius Health, Inc.(a)	1,660	47,210
Recro Pharma, Inc.(a)	902	14,225
Regeneron Pharmaceuticals, Inc.(a)	2,980	912,714
REGENXBIO, Inc.(a)	1,239	44,220
Repligen Corp.(a)	1,928	153,257
Replimune Group, Inc.(a)(b)	850	14,450
Retrophin, Inc.(a)	1,474	17,688
Rhythm Pharmaceuticals, Inc.(a)	866	18,463
Rigel Pharmaceuticals, Inc.(a)	5,790	11,869
Rocket Pharmaceuticals, Inc.(a)(b)	649	9,436
Rubius Therapeutics, Inc.(a)	1,723	15,231
Sage Therapeutics, Inc.(a)(b)	1,885	255,700
Sangamo Therapeutics, Inc.(a)(b)	4,375	39,594
Sarepta Therapeutics, Inc.(a)(b)	2,622	217,783
Savara, Inc.(a)	756	667
Scholar Rock Holding Corp.(a)	553	5,115
Seattle Genetics, Inc.(a)(b)	4,131	443,669
Seres Therapeutics, Inc.(a)	199	697
Solid Biosciences, Inc.(a)	285	3,149
Sorrento Therapeutics, Inc.(a)(b)	4,352	6,615
Spark Therapeutics, Inc.(a)	1,235	134,825
Spectrum Pharmaceuticals, Inc.(a)	3,102	24,072
Stemline Therapeutics, Inc.(a)	1,839	18,390
Stoke Therapeutics, Inc.(a)	966	27,376
Synlogic, Inc.(a)	1,296	2,773
Syros Pharmaceuticals, Inc.(a)(b)	750	3,881
TG Therapeutics, Inc.(a)	1,735	11,850
Tocagen, Inc.(a)	1,244	784
Translate Bio, Inc.(a)	1,171	10,709
Turning Point Therapeutics, Inc.(a)	584	22,402
Twist Bioscience Corp.(a)(b)	1,047	24,940
Tyme Technologies, Inc.(a)(b)	7,772	10,337

5

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Ultragenyx Pharmaceutical, Inc.(a)	2,045	$82,086
United Therapeutics Corp.(a)	1,522	136,736
UNITY Biotechnology, Inc.(a)(b)	1,493	9,316
UroGen Pharma Ltd.(a)(b)	1,335	30,211
Vanda Pharmaceuticals, Inc.(a)	1,628	21,994
Vericel Corp.(a)	1,620	25,709
Vertex Pharmaceuticals, Inc.(a)	9,258	1,809,754
Viking Therapeutics, Inc.(a)(b)	2,199	14,228
Voyager Therapeutics, Inc.(a)	667	10,265
Xencor, Inc.(a)	1,761	60,244
Y-mAbs Therapeutics, Inc.(a)(b)	811	25,263
ZIOPHARM Oncology, Inc.(a)(b)	4,642	19,589

		29,463,585

Building Products — 0.4%
AAON, Inc.	1,548	75,326
Advanced Drainage Systems, Inc.	1,310	48,496
Allegion PLC	3,415	396,277
Ameresco, Inc., Class A(a)	824	12,146
American Woodmark Corp.(a)(b)	472	46,803
AO Smith Corp.	5,154	256,051
Apogee Enterprises, Inc.	840	31,534
Armstrong Flooring, Inc.(a)	377	2,315
Armstrong World Industries, Inc.	1,454	135,993
Builders FirstSource, Inc.(a)	4,537	102,582
Caesarstone Ltd.	516	8,715
Continental Building Products, Inc.(a)	1,338	40,020
Cornerstone Building Brands, Inc.(a)(b)	1,292	8,075
CSW Industrials, Inc.	435	30,111
Fortune Brands Home & Security, Inc.	5,211	312,920
Gibraltar Industries, Inc.(a)	1,147	61,055
Griffon Corp.	937	19,967
Insteel Industries, Inc.	524	9,993
JELD-WEN Holding, Inc.(a)	2,185	37,342
Johnson Controls International PLC	29,132	1,262,289
Lennox International, Inc.	1,268	313,652
Masco Corp.	10,547	487,799
Masonite International Corp.(a)	824	50,602
Owens Corning	3,906	239,360
Patrick Industries, Inc.(a)	762	37,650
PGT Innovations, Inc.(a)	1,672	29,527
Quanex Building Products Corp.	1,001	19,309
Resideo Technologies, Inc.(a)	4,872	46,430
Simpson Manufacturing Co., Inc.	1,608	132,885
Trex Co., Inc.(a)	2,160	189,842
Universal Forest Products, Inc.	1,894	95,382

		4,540,448

Capital Markets — 2.5%
Affiliated Managers Group, Inc.	1,796	143,464
Ameriprise Financial, Inc.	4,828	728,497
Ares Management Corp., Class A	2,409	71,234
Arlington Asset Investment Corp., Class A	839	4,849

Security	Shares	Value

Capital Markets (continued)
Artisan Partners Asset Management, Inc., Class A	1,678	$45,893
Ashford, Inc.(a)	9	207
AssetMark Financial Holdings(a)	802	22,007
Associated Capital Group, Inc., Class A	82	3,329
B. Riley Financial, Inc.	660	18,579
Bank of New York Mellon Corp.	30,637	1,432,280
BGC Partners, Inc., Class A	8,292	43,118
BlackRock, Inc.(f)	4,325	1,996,853
Blucora, Inc.(a)	1,592	34,435
BrightSphere Investment Group PLC(a)	3,450	33,879
Cboe Global Markets, Inc.	4,015	462,327
Charles Schwab Corp.	43,148	1,756,555
CME Group, Inc.	12,941	2,662,611
Cohen & Steers, Inc.	805	52,679
Cowen, Inc., Class A(a)	773	11,572
Diamond Hill Investment Group, Inc.	101	14,227
Donnelley Financial Solutions, Inc.(a)	1,284	14,509
E*Trade Financial Corp.	8,961	374,480
Eaton Vance Corp.	4,040	184,224
Evercore, Inc., Class A	1,511	111,270
Federated Investors, Inc., Class B	3,676	117,411
Focus Financial Partners, Inc., Class A(a)	959	20,983
Franklin Resources, Inc.	10,190	280,735
GAIN Capital Holdings, Inc.	726	3,064
GAMCO Investors, Inc., Class A	133	2,096
Goldman Sachs Group, Inc.	11,848	2,528,126
Greenhill & Co., Inc.	768	12,442
Hamilton Lane, Inc., Class A	624	37,203
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,502	74,710
Houlihan Lokey, Inc.	1,282	60,587
Intercontinental Exchange, Inc.	20,052	1,891,305
INTL. FCStone, Inc.(a)(b)	561	22,440
Invesco Ltd.	13,784	231,847
Janus Henderson Group PLC	5,861	135,565
Ladenburg Thalmann Financial Services, Inc.	2,782	6,287
Lazard Ltd., Class A	4,212	157,234
Legg Mason, Inc.	3,313	123,442
LPL Financial Holdings, Inc.	3,052	246,724
MarketAxess Holdings, Inc.	1,316	485,064
Moelis & Co., Class A	1,809	64,545
Moody’s Corp.	5,868	1,295,009
Morgan Stanley	43,533	2,004,695
MSCI, Inc.	2,950	691,952
Nasdaq, Inc.	4,153	414,345
Northern Trust Corp.	7,387	736,336
Oppenheimer Holdings, Inc., Class A	269	7,317
Piper Jaffray Cos.	472	37,071
PJT Partners, Inc., Class A	631	26,205
Pzena Investment Management, Inc., Class A	2,720	22,576

6

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Raymond James Financial, Inc.	4,530	$378,210
S&P Global, Inc.	8,828	2,277,536
Safeguard Scientifics, Inc.(a)	589	6,662
Sculptor Capital Management, Inc.	983	17,665
SEI Investments Co.	4,775	286,118
State Street Corp.	13,669	903,111
Stifel Financial Corp.	2,211	123,772
T. Rowe Price Group, Inc.	8,569	992,290
TD Ameritrade Holding Corp.	10,280	394,546
Virtu Financial, Inc., Class A	1,609	27,289
Virtus Investment Partners, Inc.	267	28,964
Waddell & Reed Financial, Inc., Class A	2,763	45,755
Westwood Holdings Group, Inc.	168	5,079
WisdomTree Investments, Inc.	3,376	17,251

		27,464,642

Chemicals — 1.9%
A. Schulman, Inc.(c)	817	354
AdvanSix, Inc.(a)	1,050	23,898
Air Products & Chemicals, Inc.	7,958	1,697,123
Albemarle Corp.	3,803	230,994
American Vanguard Corp.	632	8,835
Ashland Global Holdings, Inc.	2,266	175,320
Axalta Coating Systems Ltd.(a)	7,636	225,186
Balchem Corp.	1,250	126,512
Cabot Corp.	1,967	85,742
Celanese Corp.	4,613	558,865
CF Industries Holdings, Inc.	8,241	373,729
Chase Corp.	210	24,602
Chemours Co.	6,162	101,118
Codexis, Inc.(a)	1,582	21,389
Corteva, Inc.(a)	27,109	715,135
Dow, Inc.(a)	27,434	1,385,143
DuPont de Nemours, Inc.	27,419	1,807,186
Eastman Chemical Co.	5,075	385,903
Ecolab, Inc.	9,217	1,770,309
Element Solutions, Inc.(a)	9,291	100,900
Ferro Corp.(a)	2,525	28,103
Flotek Industries, Inc.(a)(b)	1,115	2,130
FMC Corp.	4,833	442,219
FutureFuel Corp.	633	7,805
GCP Applied Technologies, Inc.(a)(b)	1,984	40,989
Hawkins, Inc.	210	8,978
HB Fuller Co.	1,761	85,937
Huntsman Corp.	7,853	173,787
Ingevity Corp.(a)	1,501	126,399
Innophos Holdings, Inc.	560	18,267
Innospec, Inc.	974	88,985
International Flavors & Fragrances, Inc.	3,796	463,150
Intrepid Potash, Inc.(a)	2,818	8,708
Koppers Holdings, Inc.(a)	682	21,892
Kraton Corp.(a)	1,033	23,160
Kronos Worldwide, Inc.	777	9,852
Landec Corp.(a)	899	8,855

Security	Shares	Value

Chemicals (continued)
Linde PLC	19,485	$3,864,850
Livent Corp.(a)	5,602	38,430
LSB Industries, Inc.(a)	74	313
LyondellBasell Industries NV, Class A	9,758	875,293
Minerals Technologies, Inc.	1,323	65,422
Mosaic Co.	12,667	251,820
NewMarket Corp.	296	143,705
Olin Corp.	5,829	106,904
OMNOVA Solutions, Inc.(a)	1,355	13,699
Orion Engineered Carbons SA	3,024	50,077
PolyOne Corp.	3,017	96,695
PPG Industries, Inc.	8,690	1,087,293
PQ Group Holdings, Inc.(a)	1,043	17,178
Quaker Chemical Corp.	468	71,548
Rayonier Advanced Materials, Inc.	1,732	7,222
RPM International, Inc.	4,704	340,711
Scotts Miracle-Gro Co.	1,548	155,404
Sensient Technologies Corp.	1,411	88,272
Sherwin-Williams Co.	3,027	1,732,413
Stepan Co.	919	89,805
Trecora Resources(a)	733	6,428
Tredegar Corp.	681	13,538
Trinseo SA	1,710	72,675
Tronox Holdings PLC, Class A(a)	3,493	29,656
Valvoline, Inc.	6,732	143,661
Westlake Chemical Corp.	1,293	81,705
WR Grace & Co.	2,093	139,080

		20,961,256

Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	2,523	91,989
ACCO Brands Corp.	3,640	33,306
ADT, Inc.(b)	4,546	35,186
Advanced Disposal Services, Inc.(a)	2,658	87,129
BrightView Holdings, Inc.(a)(b)	1,198	21,324
Brink’s Co.	1,838	156,157
Casella Waste Systems, Inc., Class A(a)	1,808	78,811
CECO Environmental Corp.(a)	925	6,346
Cimpress NV(a)	824	108,867
Cintas Corp.	3,068	824,280
Clean Harbors, Inc.(a)	1,924	158,653
Copart, Inc.(a)	7,009	579,224
Covanta Holding Corp.	3,766	54,381
Deluxe Corp.	1,445	74,894
Encore Capital Group, Inc.(a)	852	28,278
Ennis, Inc.	1,476	28,915
Healthcare Services Group, Inc.	2,819	68,671
Heritage-Crystal Clean, Inc.(a)	397	10,536
Herman Miller, Inc.	2,044	95,046
HNI Corp.	1,510	57,380
IAA, Inc.(a)	4,804	183,273
InnerWorkings, Inc.(a)(b)	577	2,798
Interface, Inc.	1,828	30,400

7

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
KAR Auction Services, Inc.	4,804	$119,427
Kimball International, Inc., Class B	1,050	21,378
Knoll, Inc.	1,883	50,351
LSC Communications, Inc.	865	843
McGrath RentCorp	765	58,377
Mobile Mini, Inc.	1,436	54,022
MSA Safety, Inc.	1,379	165,577
Pitney Bowes, Inc.	5,809	25,560
Quad/Graphics, Inc.	1,100	4,983
Republic Services, Inc.	7,834	685,553
Rollins, Inc.	5,178	197,334
RR Donnelley & Sons Co.	2,845	12,404
Steelcase, Inc., Class A	3,805	66,473
Stericycle, Inc.(a)(b)	3,538	203,789
Sykes Enterprises, Inc.(a)	1,447	44,705
Team, Inc.(a)	945	17,161
Tetra Tech, Inc.	2,054	179,663
U.S. Ecology, Inc.	694	43,188
UniFirst Corp.	591	118,696
Viad Corp.	784	47,840
VSE Corp.	300	11,526
Waste Management, Inc.	15,471	1,736,001

		6,680,695

Communications Equipment — 1.0%
Acacia Communications, Inc.(a)	1,414	92,843
ADTRAN, Inc.	1,464	12,898
Applied Optoelectronics, Inc.(a)	492	4,605
Arista Networks, Inc.(a)	2,137	522,646
Bel Fuse, Inc., Class B	206	3,030
CalAmp Corp.(a)	1,415	15,876
Calix, Inc.(a)	1,374	10,511
Casa Systems, Inc.(a)(b)	501	3,367
Ciena Corp.(a)	5,678	210,767
Cisco Systems, Inc.	156,810	7,450,043
Clearfield, Inc.(a)	214	2,639
CommScope Holding Co., Inc.(a)(b)	6,946	77,795
Comtech Telecommunications Corp.	769	26,877
Digi International, Inc.(a)	916	13,209
EchoStar Corp., Class A(a)	1,888	73,632
Extreme Networks, Inc.(a)	3,777	24,324
F5 Networks, Inc.(a)	2,171	312,798
Harmonic, Inc.(a)(b)	2,232	17,365
Infinera Corp.(a)	4,951	27,676
Inseego Corp.(a)(b)	4,143	23,739
InterDigital, Inc.	1,091	58,510
Juniper Networks, Inc.	12,381	307,296
KVH Industries, Inc.(a)	368	3,761
Loral Space & Communications, Inc.(a)	436	17,436
Lumentum Holdings, Inc.(a)(b)	2,811	176,137
Motorola Solutions, Inc.	5,942	988,274
NETGEAR, Inc.(a)	984	26,735
Palo Alto Networks, Inc.(a)	3,332	757,664
Plantronics, Inc.	1,622	63,939

Security	Shares	Value

Communications Equipment (continued)
Ribbon Communications, Inc.(a)	1,319	$5,659
Ubiquiti, Inc.	551	69,751
ViaSat, Inc.(a)	1,998	137,542
Viavi Solutions, Inc.(a)	7,781	124,185

		11,663,529

Construction & Engineering — 0.2%
AECOM(a)	5,607	224,336
Aegion Corp.(a)	966	20,933
Arcosa, Inc.	1,538	59,075
Argan, Inc.	484	18,319
Comfort Systems USA, Inc.	1,276	64,323
Dycom Industries, Inc.(a)(b)	1,266	57,717
EMCOR Group, Inc.	2,104	184,542
Fluor Corp.	4,956	79,841
Granite Construction, Inc.	2,309	54,354
Great Lakes Dredge & Dock Corp.(a)	1,436	15,437
IES Holdings, Inc.(a)	192	3,725
Jacobs Engineering Group, Inc.	4,839	452,834
KBR, Inc.	5,378	151,444
MasTec, Inc.(a)(b)	2,132	134,188
MYR Group, Inc.(a)	480	16,517
Northwest Pipe Co.(a)	811	24,735
NV5 Global, Inc.(a)	507	36,722
Primoris Services Corp.	1,242	25,386
Quanta Services, Inc.	5,231	219,964
Sterling Construction Co., Inc.(a)	736	11,956
Tutor Perini Corp.(a)	1,212	18,750
WillScot Corp.(a)	2,938	46,303

		1,921,401

Construction Materials — 0.1%
Eagle Materials, Inc.	1,598	145,961
Forterra, Inc.(a)(b)	880	7,225
Martin Marietta Materials, Inc.	2,274	595,583
Summit Materials, Inc., Class A(a)	4,454	102,130
US Concrete, Inc.(a)	548	28,639
Vulcan Materials Co.	4,716	673,775

		1,553,313

Consumer Discretionary — 0.0%
Acushnet Holdings Corp.	1,308	37,213
American Outdoor Brands Corp.(a)	1,541	10,910
At Home Group, Inc.(a)(b)	2,006	17,091
Camping World Holdings, Inc., Class A	1,130	10,678
SP Plus Corp.(a)	647	28,578

		104,470

Consumer Finance — 0.7%
Ally Financial, Inc.	14,367	440,061
American Express Co.	25,013	2,933,525
Capital One Financial Corp.	17,199	1,603,807
Credit Acceptance Corp.(a)	402	176,000
Curo Group Holdings Corp.(a)	395	5,526
Discover Financial Services	11,662	935,992

8

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
Elevate Credit, Inc.(a)	5,254	$21,489
Enova International, Inc.(a)	960	22,550
Ezcorp, Inc., Class A(a)	1,575	8,284
FirstCash, Inc.	1,565	132,070
Green Dot Corp., Class A(a)	1,798	51,854
I3 Verticals, Inc., Class A(a)	417	8,528
LendingClub Corp.(a)	2,109	26,658
Navient Corp.	7,525	103,619
Nelnet, Inc., Class A	589	36,088
OneMain Holdings, Inc.	2,199	87,960
PRA Group, Inc.(a)	1,470	49,877
Regional Management Corp.(a)	217	6,278
Santander Consumer USA Holdings, Inc.	4,165	104,458
SLM Corp.	15,964	134,736
Synchrony Financial	24,768	876,044
World Acceptance Corp.(a)	213	22,112

		7,787,516

Containers & Packaging — 0.4%
AptarGroup, Inc.	2,322	274,344
Ardagh Group SA	925	17,270
Avery Dennison Corp.	3,078	393,553
Ball Corp.	11,893	832,153
Berry Global Group, Inc.(a)	5,135	213,154
Crown Holdings, Inc.(a)	4,583	333,826
Graphic Packaging Holding Co.	10,982	171,978
Greif, Inc., Class A	807	31,610
Greif, Inc., Class B	150	7,055
International Paper Co.	14,369	627,638
Myers Industries, Inc.	958	16,219
Owens-Illinois, Inc.	6,023	51,195
Packaging Corp. of America	3,373	369,209
Sealed Air Corp.	5,598	233,828
Silgan Holdings, Inc.	2,921	89,879
Sonoco Products Co.	3,680	212,336
UFP Technologies, Inc.(a)	191	7,948
Westrock Co.	9,562	357,332

		4,240,527

Distributors — 0.1%
Core-Mark Holding Co., Inc.	1,551	47,336
Funko, Inc., Class A(a)	475	8,550
Genuine Parts Co.	5,160	529,313
LKQ Corp.(a)	11,412	387,894
Pool Corp.	1,394	289,116
Weyco Group, Inc.	658	16,233

		1,278,442

Diversified Consumer Services — 0.2%
2U, Inc.(a)(b)	1,992	35,707
Adtalem Global Education, Inc.(a)	2,171	64,652
American Public Education, Inc.(a)	510	11,077
Bright Horizons Family Solutions, Inc.(a)	2,031	301,644

Security	Shares	Value

Diversified Consumer Services (continued)
Career Education Corp.(a)	2,063	$29,212
Carriage Services, Inc.	331	8,527
Chegg, Inc.(a)(b)	3,930	120,494
Collectors Universe, Inc.	764	21,896
frontdoor, Inc.(a)	3,016	145,462
Graham Holdings Co., Class B	162	102,005
Grand Canyon Education, Inc.(a)	1,699	156,240
H&R Block, Inc.	7,353	183,751
Houghton Mifflin Harcourt Co.(a)	3,459	22,345
K12, Inc.(a)	1,226	24,263
Laureate Education, Inc., Class A(a)(b)	3,317	51,264
Matthews International Corp., Class A	1,044	38,607
OneSpaWorld Holdings Ltd.(a)	2,459	38,237
Regis Corp.(a)(b)	1,081	22,269
Select Interior Concepts, Inc., Class A(a)	1,932	22,141
Service Corp. International	6,284	285,796
ServiceMaster Global Holdings, Inc.(a)	4,921	198,710
Strategic Education, Inc.	783	96,333
WW International, Inc.(a)(b)	2,138	74,552

		2,055,184

Diversified Financial Services — 1.5%
AXA Equitable Holdings, Inc.	11,256	243,130
Berkshire Hathaway, Inc., Class B(a)	71,393	15,176,724
Cannae Holdings, Inc.(a)(b)	2,296	67,043
FactSet Research Systems, Inc.	1,336	338,703
FGL Holdings	4,187	37,809
Interactive Brokers Group, Inc., Class A	2,719	129,343
Jefferies Financial Group, Inc.	8,758	163,512
Marlin Business Services Corp.	218	5,175
Morningstar, Inc.	743	120,247
On Deck Capital, Inc.(a)	1,669	7,444
PICO Holdings, Inc.(a)	421	4,538
Voya Financial, Inc.	5,062	273,145

		16,566,813

Diversified Telecommunication Services — 1.8%
8x8, Inc.(a)(b)	3,052	58,965
Anterix, Inc.(a)(b)	518	21,010
AT&T, Inc.	266,342	10,251,504
ATN International, Inc.	370	21,915
Bandwidth, Inc., Class A(a)	795	44,639
CenturyLink, Inc.	39,885	516,112
Cincinnati Bell, Inc.(a)	1,146	5,856
Cogent Communications Holdings, Inc.	1,794	105,200
Consolidated Communications Holdings, Inc.	2,166	8,664
Frontier Communications Corp.(a)(b)	2,893	2,633
Intelsat SA(a)	2,227	56,543
Iridium Communications, Inc.(a)	3,594	87,945
Ooma, Inc.(a)	719	8,161
ORBCOMM, Inc.(a)	2,610	10,466
Verizon Communications, Inc.	150,955	9,128,249

9

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
Vonage Holdings Corp.(a)	9,216	$90,040
Zayo Group Holdings, Inc.(a)	8,374	285,888

		20,703,790

Electric Utilities — 1.9%
ALLETE, Inc.	1,945	167,387
Alliant Energy Corp.	8,583	457,817
American Electric Power Co., Inc.	18,021	1,701,002
Avangrid, Inc.	1,915	95,846
Duke Energy Corp.	26,555	2,503,074
Edison International	12,500	786,250
El Paso Electric Co.	1,463	97,597
Entergy Corp.	7,129	866,031
Evergy, Inc.	8,794	562,025
Eversource Energy	11,319	947,853
Exelon Corp.	35,501	1,614,940
FirstEnergy Corp.	19,338	934,412
Hawaiian Electric Industries, Inc.	3,916	176,807
IDACORP, Inc.	1,890	203,402
MGE Energy, Inc.	1,461	112,555
NextEra Energy, Inc.	17,137	4,084,433
OGE Energy Corp.	7,195	309,817
Otter Tail Corp.	1,840	104,291
PG&E Corp.(a)	19,599	120,926
Pinnacle West Capital Corp.	4,015	377,892
PNM Resources, Inc.	2,950	153,843
Portland General Electric Co.	3,213	182,755
PPL Corp.	26,437	885,375
Southern Co.	37,493	2,349,311
Spark Energy, Inc., Class A	516	4,938
Unitil Corp.	947	58,970
Xcel Energy, Inc.	18,735	1,189,860

		21,049,409

Electrical Equipment — 0.6%
Acuity Brands, Inc.	1,431	178,574
Allied Motion Technologies, Inc.	178	6,739
American Superconductor Corp.(a)	2,605	20,397
AMETEK, Inc.	8,358	766,011
Atkore International Group, Inc.(a)	2,631	91,296
AZZ, Inc.	902	34,989
Bloom Energy Corp., Class A(a)(b)	2,508	7,674
Brady Corp., Class A	1,612	90,820
Eaton Corp. PLC	15,429	1,344,020
Emerson Electric Co.	22,424	1,573,044
Encore Wire Corp.	586	32,933
Energous Corp.(a)	545	1,493
EnerSys	1,632	109,115
Franklin Electric Co., Inc.	1,806	97,253
Generac Holdings, Inc.(a)	2,277	219,913
GrafTech International Ltd.	2,430	29,354
Hubbell, Inc.	1,994	282,550
nVent Electric PLC	5,833	134,509
Plug Power, Inc.(a)	6,627	17,562

Security	Shares	Value

Electrical Equipment (continued)
Powell Industries, Inc.	173	$6,775
Preformed Line Products Co.	83	4,532
Regal-Beloit Corp.	1,419	105,077
Rockwell Automation, Inc.	4,304	740,245
Sensata Technologies Holding PLC(a)	5,767	295,213
Sunrun, Inc.(a)	4,682	72,758
Thermon Group Holdings, Inc.(a)	911	21,709
TPI Composites, Inc.(a)	1,590	32,643
Vicor Corp.(a)	534	19,411

		6,336,609

Electronic Equipment, Instruments & Components — 0.8%
Agilysys, Inc.(a)	963	24,258
Amphenol Corp., Class A	10,817	1,085,270
Anixter International, Inc.(a)	973	80,516
Arlo Technologies, Inc.(a)	1,948	6,643
Arrow Electronics, Inc.(a)	2,944	233,400
Avnet, Inc.	3,988	157,765
AVX Corp.	1,604	24,573
Badger Meter, Inc.	960	55,488
Belden, Inc.	1,253	64,254
Benchmark Electronics, Inc.	1,484	50,308
CDW Corp.	5,221	667,818
Cognex Corp.	5,919	304,769
Coherent, Inc.(a)	930	138,496
Corning, Inc.	28,452	843,033
CTS Corp.	939	25,053
Daktronics, Inc.	624	4,281
Dolby Laboratories, Inc., Class A	2,229	143,392
ePlus, Inc.(a)	424	33,127
Fabrinet(a)	1,570	88,281
FARO Technologies, Inc.(a)	560	26,701
Fitbit, Inc., Series A(a)	6,258	38,674
FLIR Systems, Inc.	4,880	251,613
II-VI, Inc.(a)	3,040	100,776
Insight Enterprises, Inc.(a)	1,467	90,044
IntriCon Corp.(a)	198	4,095
IPG Photonics Corp.(a)	1,291	173,355
Itron, Inc.(a)	1,386	105,696
Jabil, Inc.	5,548	204,277
KEMET Corp.	2,179	47,371
Keysight Technologies, Inc.(a)	6,728	678,922
Kimball Electronics, Inc.(a)	871	12,943
Knowles Corp.(a)	3,574	77,127
Littelfuse, Inc.	869	152,570
Mesa Laboratories, Inc.(b)	208	47,372
Methode Electronics, Inc.	1,155	39,732
MTS Systems Corp.	724	40,892
Napco Security Technologies, Inc.(a)(b)	605	18,368
National Instruments Corp.	5,058	209,351
nLight, Inc.(a)(b)	1,181	15,778
Novanta, Inc.(a)(b)	1,223	108,908
OSI Systems, Inc.(a)	626	62,124
PAR Technology Corp.(a)	598	14,986

10

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
PC Connection, Inc.	258	$12,601
Plexus Corp.(a)(b)	1,011	74,753
Rogers Corp.(a)(b)	674	91,313
Sanmina Corp.(a)	2,201	67,637
ScanSource, Inc.(a)	754	24,354
SYNNEX Corp.	1,545	181,908
Tech Data Corp.(a)	1,334	162,081
Trimble, Inc.(a)	8,906	354,815
TTM Technologies, Inc.(a)	3,051	35,727
Universal Display Corp.	1,527	305,675
Vishay Intertechnology, Inc.	5,425	109,314
Vishay Precision Group, Inc.(a)(b)	235	8,002
Zebra Technologies Corp., Class A(a)	1,877	446,482

		8,427,062

Energy Equipment & Services — 0.4%
Apergy Corp.(a)	2,892	72,792
Archrock, Inc.	3,980	38,367
Baker Hughes Co.	23,228	497,079
Cactus, Inc., Class A(a)(b)	1,806	53,674
Covia Holdings Corp.(a)(b)	984	1,358
Diamond Offshore Drilling, Inc.(a)	2,137	11,305
Dril-Quip, Inc.(a)	1,277	52,383
Era Group, Inc.(a)	614	5,937
Exterran Corp.(a)	1,098	13,912
Forum Energy Technologies, Inc.(a)	2,686	3,116
Frank’s International NV(a)	2,152	10,545
FTS International, Inc.(a)(b)	1,340	2,037
Halliburton Co.	31,394	604,334
Helix Energy Solutions Group, Inc.(a)	4,203	36,104
Helmerich & Payne, Inc.	3,840	144,000
KLX Energy Services Holdings, Inc.(a)(b)	879	6,979
Liberty Oilfield Services, Inc., Class A	1,908	17,573
Mammoth Energy Services, Inc.	259	414
Matrix Service Co.(a)	1,819	34,124
McDermott International, Inc.(a)(b)	6,958	11,342
Nabors Industries Ltd.	10,866	20,102
National Oilwell Varco, Inc.	14,073	318,331
Natural Gas Services Group, Inc.(a)	1,326	15,766
Newpark Resources, Inc.(a)	2,639	15,834
NexTier Oilfield Solutions Inc.(a)	5,169	22,329
Nine Energy Service, Inc.(a)	292	1,650
Noble Corp. PLC(a)	6,973	8,577
Oceaneering International, Inc.(a)	4,085	57,844
Oil States International, Inc.(a)	1,913	27,299
Pacific Drilling SA(a)(b)	1,781	4,453
Parker Drilling Co.(a)	1,150	21,240
Patterson-UTI Energy, Inc.	6,690	55,661
ProPetro Holding Corp.(a)	2,681	20,778
RigNet, Inc.(a)	264	1,383
RPC, Inc.	2,009	8,317
Schlumberger Ltd.	50,033	1,635,579
SEACOR Holdings, Inc.(a)(b)	540	23,171

Security	Shares	Value

Energy Equipment & Services (continued)
SEACOR Marine Holdings, Inc.(a)(b)	312	$4,059
Select Energy Services, Inc., Class A(a)	1,380	10,488
Solaris Oilfield Infrastructure, Inc., Class A	756	8,044
TETRA Technologies, Inc.(a)	3,785	6,435
Tidewater, Inc.(a)	3,132	50,832
Transocean Ltd.(a)	24,075	114,356
Unit Corp.(a)	1,625	3,315

		4,073,218

Entertainment — 0.8%
Activision Blizzard, Inc.	27,703	1,552,199
AMC Entertainment Holdings, Inc., Class A	2,291	21,467
Electronic Arts, Inc.(a)	10,633	1,025,021
Glu Mobile, Inc.(a)	3,454	20,482
Live Nation Entertainment, Inc.(a)	4,670	329,235
Netflix, Inc.(a)	15,400	4,426,114
Roku, Inc.(a)	3,072	452,199
Spotify Technology SA(a)(b)	4,303	620,923
Take-Two Interactive Software, Inc.(a)	4,015	483,205
Viacom, Inc., Class A	465	11,109
Viacom, Inc., Class B	12,806	276,097
World Wrestling Entertainment, Inc., Class A	1,576	88,319

		9,306,370

Equity Real Estate Investment Trusts (REITs) — 4.1%
Acadia Realty Trust	2,748	76,889
Agree Realty Corp.	1,534	120,833
Alexander’s, Inc.	94	32,468
Alexandria Real Estate Equities, Inc.	4,142	657,543
American Assets Trust, Inc.	1,829	89,548
American Campus Communities, Inc.	4,811	240,454
American Finance Trust, Inc.	5,566	82,377
American Homes 4 Rent, Class A	9,063	239,898
American Tower Corp.	15,766	3,438,249
Americold Realty Trust	6,783	271,930
Anworth Mortgage Asset Corp.	2,687	9,190
Apartment Investment & Management Co., Class A	5,286	290,096
Apollo Commercial Real Estate Finance, Inc.	4,854	88,828
Apple Hospitality REIT, Inc.	7,957	131,131
Ares Commercial Real Estate Corp.	1,122	17,391
Armada Hoffler Properties, Inc.	3,642	68,251
ARMOUR Residential REIT, Inc.	1,713	28,659
Ashford Hospitality Trust, Inc.	2,782	7,595
AvalonBay Communities, Inc.	5,142	1,119,208
Blackstone Mortgage Trust, Inc., Class A	4,308	156,380
Bluerock Residential Growth REIT, Inc.	2,778	33,392
Boston Properties, Inc.	5,760	790,272
Brandywine Realty Trust	6,024	92,047

11

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Brixmor Property Group, Inc.	10,665	$234,843
Brookfield Property REIT, Inc., Class A	3,418	64,600
Camden Property Trust	3,564	407,615
Capstead Mortgage Corp.	2,469	19,085
Catchmark Timber Trust, Inc., Class A	1,412	16,196
CBL & Associates Properties, Inc.	4,513	6,499
Cedar Realty Trust, Inc.	1,848	6,172
Chatham Lodging Trust	2,016	36,389
Cherry Hill Mortgage Investment Corp.	1,220	16,494
Chimera Investment Corp.	5,508	111,592
City Office REIT, Inc.	1,953	26,444
Clipper Realty, Inc.	1,522	14,672
Colony Capital, Inc.	17,406	97,474
Columbia Property Trust, Inc.	3,723	76,396
Community Healthcare Trust, Inc.	1,194	57,813
CoreCivic, Inc.	4,830	73,706
CorEnergy Infrastructure Trust, Inc.	520	25,048
CorePoint Lodging, Inc.	1,425	14,036
CoreSite Realty Corp.	1,284	150,870
Corporate Office Properties Trust	4,042	119,805
Cousins Properties, Inc.	4,871	195,473
Crown Castle International Corp.	15,142	2,101,558
CubeSmart	6,628	210,108
CyrusOne, Inc.	4,096	291,963
DiamondRock Hospitality Co.	6,044	60,319
Digital Realty Trust, Inc.	7,436	944,669
Douglas Emmett, Inc.	5,978	258,967
Duke Realty Corp.	13,083	459,737
Easterly Government Properties, Inc.	4,340	96,869
EastGroup Properties, Inc.	1,404	188,066
Empire State Realty Trust, Inc., Class A	5,879	85,069
EPR Properties	2,560	199,142
Equinix, Inc.	3,059	1,733,780
Equity Commonwealth	4,506	145,003
Equity LifeStyle Properties, Inc.	5,958	416,703
Equity Residential	13,340	1,182,724
Essex Property Trust, Inc.	2,374	776,607
Extra Space Storage, Inc.	4,408	494,886
Farmland Partners, Inc.	2,041	13,675
Federal Realty Investment Trust	2,728	371,035
First Industrial Realty Trust, Inc.	4,369	183,979
Four Corners Property Trust, Inc.	2,267	64,950
Franklin Street Properties Corp.	2,880	24,768
Gaming and Leisure Properties, Inc.	7,104	286,717
Geo Group, Inc.	4,037	61,443
Getty Realty Corp.	1,530	51,316
Gladstone Commercial Corp.	2,038	48,015
Global Net Lease, Inc.	3,473	67,654
Great Ajax Corp.	321	5,024
Healthcare Realty Trust, Inc.	4,854	168,774
Healthcare Trust of America, Inc., Class A	7,301	226,331
Healthpeak Properties, Inc.	17,766	668,357
Hersha Hospitality Trust	1,059	14,614

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Highwoods Properties, Inc.	3,675	$171,990
Host Hotels & Resorts, Inc.	26,424	433,089
Hudson Pacific Properties, Inc.	5,440	195,405
Independence Realty Trust, Inc.	4,199	64,665
Industrial Logistics Properties Trust	2,854	60,619
Innovative Industrial Properties, Inc.	403	30,628
Invesco Mortgage Capital, Inc.	6,346	99,886
Investors Real Estate Trust	324	24,517
Invitation Homes, Inc.	17,441	537,008
Iron Mountain, Inc.	10,698	350,894
iStar, Inc.	1,888	24,563
JBG SMITH Properties	4,499	181,130
Jernigan Capital, Inc.	475	9,020
Kilroy Realty Corp.	3,608	302,819
Kimco Realty Corp.	14,604	314,862
Kite Realty Group Trust	3,058	54,494
Lamar Advertising Co., Class A	3,025	242,030
Lexington Realty Trust	8,078	87,889
Liberty Property Trust	5,307	313,485
Life Storage, Inc.	1,651	179,827
LTC Properties, Inc.	1,396	72,383
Macerich Co.	5,034	138,435
Mack-Cali Realty Corp.	3,138	67,216
Medical Properties Trust, Inc.	15,760	326,705
MFA Financial, Inc.	15,427	117,091
Mid-America Apartment Communities, Inc.	4,167	579,171
Monmouth Real Estate Investment Corp.	3,027	45,647
National Health Investors, Inc.	1,842	158,025
National Retail Properties, Inc.	5,918	348,629
National Storage Affiliates Trust	1,946	66,495
New Residential Investment Corp.	15,216	241,021
New Senior Investment Group, Inc.	3,694	26,006
New York Mortgage Trust, Inc.	7,067	44,239
NexPoint Residential Trust, Inc.	947	46,185
Office Properties Income Trust	2,034	64,844
Omega Healthcare Investors, Inc.	7,535	331,841
One Liberty Properties, Inc.	642	18,239
Orchid Island Capital, Inc.	1,593	8,873
Outfront Media, Inc.	5,156	135,654
Paramount Group, Inc.	8,065	108,636
Park Hotels & Resorts, Inc.	9,004	209,343
Pebblebrook Hotel Trust	4,854	124,796
Pennsylvania Real Estate Investment Trust(b)	2,071	11,432
PennyMac Mortgage Investment Trust(f)	3,140	71,875
Physicians Realty Trust	8,254	154,102
Piedmont Office Realty Trust, Inc., Class A	4,983	111,819
PotlatchDeltic Corp.	2,103	89,314
Preferred Apartment Communities, Inc., Class A	2,312	33,108
Prologis, Inc.	22,972	2,016,023

12

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
PS Business Parks, Inc.	668	$120,607
Public Storage	5,418	1,207,456
QTS Realty Trust, Inc., Class A	1,800	96,462
Rayonier, Inc.	4,785	129,099
Realty Income Corp.	11,280	922,591
Redwood Trust, Inc.	4,274	69,837
Regency Centers Corp.	5,969	401,356
Retail Opportunity Investments Corp.	4,102	76,564
Retail Properties of America, Inc., Class A	6,809	93,692
Retail Value, Inc.	504	18,451
Rexford Industrial Realty, Inc.(b)	4,044	194,476
RLJ Lodging Trust	6,669	109,438
RPT Realty	2,246	32,567
Ryman Hospitality Properties, Inc.	1,592	133,999
Sabra Health Care REIT, Inc.	6,725	165,435
Safehold, Inc.	584	20,195
Saul Centers, Inc.	314	16,812
SBA Communications Corp.	4,013	965,728
Senior Housing Properties Trust	8,842	87,757
Seritage Growth Properties, Class A	1,080	46,969
Service Properties Trust	5,835	147,626
Simon Property Group, Inc.	11,262	1,696,958
SITE Centers Corp.	4,914	76,314
SL Green Realty Corp.	3,026	252,974
Spirit Realty Capital, Inc.	3,207	159,837
STAG Industrial, Inc.	4,759	147,719
Starwood Property Trust, Inc.	9,451	232,495
STORE Capital Corp.	7,024	284,472
Summit Hotel Properties, Inc.	3,295	40,397
Sun Communities, Inc.	3,060	497,709
Sunstone Hotel Investors, Inc.	8,522	115,132
Tanger Factory Outlet Centers, Inc.	2,740	44,169
Taubman Centers, Inc.	2,267	81,113
Terreno Realty Corp.	2,163	122,015
UDR, Inc.	10,762	540,791
UMH Properties, Inc.	2,165	32,323
Uniti Group, Inc.	6,283	43,478
Universal Health Realty Income Trust	517	61,642
Urban Edge Properties	4,108	86,720
Urstadt Biddle Properties, Inc., Class A	607	14,768
Ventas, Inc.	13,551	882,170
VEREIT, Inc.	36,435	358,520
VICI Properties, Inc.	16,965	399,526
Vornado Realty Trust	6,229	408,809
Washington Prime Group, Inc.	9,066	38,259
Washington Real Estate Investment Trust	2,807	87,073
Weingarten Realty Investors	4,432	140,627
Welltower, Inc.	14,656	1,329,153
Weyerhaeuser Co.	27,060	790,423
Whitestone REIT	1,160	16,518
WP Carey, Inc.	6,158	566,905

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Xenia Hotels & Resorts, Inc.	4,549	$95,756

		45,904,522

Food & Staples Retailing — 1.4%
Andersons, Inc.	977	17,996
BJ’s Wholesale Club Holdings, Inc.(a)(b)	4,497	120,070
Casey’s General Stores, Inc.	1,322	225,811
Chefs’ Warehouse, Inc.(a)	708	23,453
Costco Wholesale Corp.	16,065	4,773,072
Diplomat Pharmacy, Inc.(a)(b)	1,745	9,493
Grocery Outlet Holding Corp.(a)	1,213	38,695
Ingles Markets, Inc., Class A	338	13,327
Kroger Co.	28,791	709,410
Natural Grocers by Vitamin Cottage, Inc.(a)	357	3,131
Performance Food Group Co.(a)	3,739	159,319
PriceSmart, Inc.	995	73,729
Rite Aid Corp.(a)(b)	1,631	15,005
SpartanNash Co.	1,099	14,391
Sprouts Farmers Market, Inc.(a)	4,686	90,955
Sysco Corp.	17,261	1,378,636
U.S. Foods Holding Corp.(a)(b)	8,015	317,955
United Natural Foods, Inc.(a)	1,555	11,663
Village Super Market, Inc., Class A	168	4,452
Walgreens Boots Alliance, Inc.	27,929	1,529,951
Walmart, Inc.	51,305	6,016,024
Weis Markets, Inc.	304	11,701

		15,558,239

Food Products — 1.1%
Archer-Daniels-Midland Co.	20,327	854,547
B&G Foods, Inc.	2,847	44,271
Beyond Meat, Inc.(a)(b)	500	42,225
Bunge Ltd.	4,966	268,164
Cal-Maine Foods, Inc.	1,416	56,484
Calavo Growers, Inc.	484	41,977
Campbell Soup Co.	5,800	268,598
Conagra Brands, Inc.	18,110	489,875
Darling Ingredients, Inc.(a)	6,416	123,829
Dean Foods Co.	2,435	2,386
Farmer Bros Co.(a)(b)	293	3,759
Flowers Foods, Inc.	7,215	156,710
Fresh Del Monte Produce, Inc.	1,342	42,810
Freshpet, Inc.(a)	1,761	92,030
General Mills, Inc.	21,606	1,098,881
Hain Celestial Group, Inc.(a)(b)	2,977	70,376
Hershey Co.	5,202	764,018
Hormel Foods Corp.	10,506	429,590
Hostess Brands, Inc.(a)	6,529	83,441
Ingredion, Inc.	2,369	187,151
J&J Snack Foods Corp.	588	112,167
J.M. Smucker Co.	4,112	434,556
John B Sanfilippo & Son, Inc.	296	31,412

13

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Kellogg Co.	8,884	$564,401
Kraft Heinz Co.	22,731	734,893
Lamb Weston Holdings, Inc.	5,256	410,178
Lancaster Colony Corp.	712	99,096
Limoneira Co.	296	5,600
McCormick & Co., Inc.	4,409	708,482
Mondelez International, Inc., Class A	51,715	2,712,452
Pilgrim’s Pride Corp.(a)	2,023	61,418
Post Holdings, Inc.(a)	2,305	237,185
Sanderson Farms, Inc.(b)	640	99,078
Seneca Foods Corp., Class A(a)(b)	168	5,944
Simply Good Foods Co.(a)	3,388	83,142
Tootsie Roll Industries, Inc.	1,190	40,793
TreeHouse Foods, Inc.(a)	1,998	107,932
Tyson Foods, Inc., Class A	10,583	876,167

		12,446,018

Gas Utilities — 0.2%
Atmos Energy Corp.	4,192	471,516
Chesapeake Utilities Corp.	894	84,751
National Fuel Gas Co.	2,811	127,366
New Jersey Resources Corp.	3,101	135,204
Northwest Natural Holding Co.	1,112	77,128
ONE Gas, Inc.	1,883	174,818
RGC Resources, Inc.	723	21,090
South Jersey Industries, Inc.	3,276	105,356
Southwest Gas Holdings, Inc.	1,952	170,410
Spire, Inc.	1,769	148,702
UGI Corp.	7,840	373,733

		1,890,074

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	62,875	5,256,979
ABIOMED, Inc.(a)	1,634	339,186
Accuray, Inc.(a)	2,245	5,837
Align Technology, Inc.(a)	2,944	742,742
Alphatec Holdings, Inc.(a)	4,004	27,548
AngioDynamics, Inc.(a)	1,227	18,773
Anika Therapeutics, Inc.(a)	494	34,773
Antares Pharma, Inc.(a)	4,962	16,672
Apyx Medical Corp.(a)	3,191	21,061
AtriCure, Inc.(a)	1,590	42,278
Atrion Corp.	52	43,858
Avanos Medical, Inc.(a)	1,935	85,217
Avedro, Inc.(a)	913	21,218
Axogen, Inc.(a)(b)	740	9,202
Axonics Modulation Technologies, Inc.(a)(b)	741	18,318
Baxter International, Inc.	17,663	1,354,752
Becton Dickinson & Co.	9,792	2,506,752
Boston Scientific Corp.(a)	50,818	2,119,111
Cantel Medical Corp.(b)	1,430	104,233
Cardiovascular Systems, Inc.(a)(b)	1,273	56,674
Cerus Corp.(a)(b)	6,213	27,027

Security	Shares	Value

Health Care Equipment & Supplies (continued)
CONMED Corp.	1,264	$139,065
Cooper Cos., Inc.	1,812	527,292
CryoLife, Inc.(a)	1,534	34,438
CryoPort, Inc.(a)	1,340	18,800
Cutera, Inc.(a)	449	14,144
CytoSorbents Corp.(a)	805	3,824
Danaher Corp.	22,926	3,159,661
DENTSPLY SIRONA, Inc.	8,097	443,554
DexCom, Inc.(a)	3,282	506,216
Edwards Lifesciences Corp.(a)	7,519	1,792,379
ElectroCore, Inc.(a)(b)	2,295	3,626
GenMark Diagnostics, Inc.(a)(b)	2,043	11,461
Glaukos Corp.(a)(b)	1,234	78,766
Globus Medical, Inc., Class A(a)	2,708	141,818
Haemonetics Corp.(a)	1,890	228,180
Hill-Rom Holdings, Inc.	2,365	247,592
Hologic, Inc.(a)	9,650	466,191
ICU Medical, Inc.(a)	686	110,864
IDEXX Laboratories, Inc.(a)	3,107	885,526
Inogen, Inc.(a)(b)	749	40,772
Insulet Corp.(a)	2,144	311,566
Integra LifeSciences Holdings Corp.(a)	2,640	153,278
Intuitive Surgical, Inc.(a)	4,084	2,258,248
Invacare Corp.	859	6,631
iRhythm Technologies, Inc.(a)(b)	905	60,472
Lantheus Holdings, Inc.(a)	1,418	29,565
LeMaitre Vascular, Inc.	408	14,117
LivaNova PLC(a)	1,753	123,990
Masimo Corp.(a)	1,646	239,970
Medtronic PLC	48,991	5,335,120
Meridian Bioscience, Inc.	1,421	13,912
Merit Medical Systems, Inc.(a)	1,975	40,794
Natus Medical, Inc.(a)	1,546	52,069
Neogen Corp.(a)	1,891	123,028
Neuronetics, Inc.(a)	408	3,635
Nevro Corp.(a)(b)	1,085	93,527
Novocure Ltd.(a)	3,117	223,302
NuVasive, Inc.(a)	1,884	132,897
Ocular Therapeutix, Inc.(a)(b)	1,510	4,892
OraSure Technologies, Inc.(a)	1,875	16,013
Orthofix Medical, Inc.(a)	536	22,528
OrthoPediatrics Corp.(a)(b)	331	12,803
Pulse Biosciences, Inc.(a)(b)	649	9,138
Quidel Corp.(a)(b)	1,335	75,962
ResMed, Inc.	5,286	781,905
Rockwell Medical, Inc.(a)	732	1,618
RTI Surgical Holdings, Inc.(a)	1,373	3,021
SeaSpine Holdings Corp.(a)	1,292	17,881
Senseonics Holdings, Inc.(a)(b)	2,026	2,370
Shockwave Medical, Inc.(a)	458	15,581
SI-BONE, Inc.(a)	1,369	22,794
Sientra, Inc.(a)	705	4,533
Silk Road Medical, Inc.(a)(b)	791	26,198
STAAR Surgical Co.(a)(b)	1,807	59,233

14

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
STERIS PLC	3,022	$427,825
Stryker Corp.	12,522	2,708,133
Surmodics, Inc.(a)	407	19,337
Tactile Systems Technology, Inc.(a)	527	23,936
Tandem Diabetes Care, Inc.(a)	2,021	124,453
Teleflex, Inc.	1,668	579,480
TransEnterix, Inc.(a)(b)	4,761	1,086
Utah Medical Products, Inc.	90	9,222
Vapotherm, Inc.(a)	2,091	21,537
Varex Imaging Corp.(a)(b)	1,195	35,862
Varian Medical Systems, Inc.(a)	3,269	394,928
Veracyte, Inc.(a)	2,119	48,589
ViewRay, Inc.(a)	1,473	3,830
West Pharmaceutical Services, Inc.	2,615	376,142
Wright Medical Group NV(a)	4,477	93,122
Zimmer Biomet Holdings, Inc.	7,527	1,040,457
Zynex, Inc.	2,056	18,997

		37,925,907

Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc.(a)	3,375	101,216
Addus HomeCare Corp.(a)(b)	451	37,979
Amedisys, Inc.(a)	1,175	151,011
American Renal Associates Holdings, Inc.(a)(b)	551	4,584
AmerisourceBergen Corp.	5,552	474,030
AMN Healthcare Services, Inc.(a)	1,787	105,004
Anthem, Inc.	9,413	2,532,850
Apollo Medical Holdings, Inc.(a)(b)	906	13,563
BioTelemetry, Inc.(a)	1,095	43,099
Brookdale Senior Living, Inc.(a)	5,904	43,394
Cardinal Health, Inc.	10,804	534,258
Centene Corp.(a)	14,800	785,584
Chemed Corp.	544	214,287
Cigna Corp.(a)	13,661	2,437,942
Community Health Systems, Inc.(a)(b)	2,135	7,558
CorVel Corp.(a)	279	22,075
Covetrus, Inc.(a)	4,491	44,528
Cross Country Healthcare, Inc.(a)	730	7,891
CVS Health Corp.	47,367	3,144,695
DaVita, Inc.(a)	4,680	274,248
Encompass Health Corp.	3,542	226,759
Ensign Group, Inc.	1,627	68,741
Genesis Healthcare, Inc.(a)(b)	1,147	1,468
Guardant Health, Inc.(a)(b)	1,274	88,543
Hanger, Inc.(a)	2,157	48,770
HCA Healthcare, Inc.	9,843	1,314,434
HealthEquity, Inc.(a)	2,732	155,150
Henry Schein, Inc.(a)	5,428	339,711
Humana, Inc.	4,886	1,437,461
Integer Holdings Corp.(a)	1,219	94,399
Joint Corp.(a)	1,172	22,350
Laboratory Corp. of America Holdings(a)	3,618	596,138

Security	Shares	Value

Health Care Providers & Services (continued)
LHC Group, Inc.(a)	1,107	$122,844
Magellan Health, Inc.(a)	618	40,108
McKesson Corp.	6,917	919,961
MEDNAX, Inc.(a)	2,875	63,135
Molina Healthcare, Inc.(a)	2,129	250,456
National HealthCare Corp.	375	30,818
National Research Corp., Class A	477	27,394
Option Care Health, Inc.(a)(b)	3,742	13,247
Owens & Minor, Inc.	1,771	11,919
Patterson Cos., Inc.	2,670	45,737
Pennant Group Inc.(a)	813	14,626
Penumbra, Inc.(a)	1,109	172,971
PetIQ, Inc.(a)(b)	386	9,542
Premier, Inc., Class A(a)(b)	1,870	60,925
Providence Service Corp.(a)	356	22,738
Quest Diagnostics, Inc.	4,888	494,910
R1 RCM, Inc.(a)	3,484	37,035
RadNet, Inc.(a)	1,424	22,243
Select Medical Holdings Corp.(a)	4,651	84,741
Surgery Partners, Inc.(a)	732	5,819
Tenet Healthcare Corp.(a)(b)	4,181	105,947
Tivity Health, Inc.(a)	1,425	23,099
Triple-S Management Corp., Class B(a)	753	11,393
U.S. Physical Therapy, Inc.	407	57,578
UnitedHealth Group, Inc.	34,580	8,738,366
Universal Health Services, Inc., Class B	2,892	397,534
WellCare Health Plans, Inc.(a)	1,864	552,862

		27,711,668

Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc.(a)	5,814	63,605
Castlight Health, Inc., Class B(a)	3,258	4,920
Cerner Corp.	11,645	781,612
Change Healthcare, Inc.(a)(b)	2,367	31,292
Computer Programs & Systems, Inc.	440	10,151
Evolent Health, Inc., Class A(a)(b)	2,102	16,017
HealthStream, Inc.(a)	776	21,775
HMS Holdings Corp.(a)	2,981	97,449
Inovalon Holdings, Inc., Class A(a)	2,304	36,011
Inspire Medical Systems, Inc.(a)(b)	545	33,234
NextGen Healthcare, Inc.(a)	1,626	27,488
Omnicell, Inc.(a)	1,420	99,954
Simulations Plus, Inc.(b)	408	14,447
Tabula Rasa HealthCare, Inc.(a)(b)	778	39,631
Teladoc Health, Inc.(a)(b)	2,768	212,029
Veeva Systems, Inc., Class A(a)	4,639	657,949
Vocera Communications, Inc.(a)	1,222	24,342

		2,171,906

Hotels, Restaurants & Leisure — 2.0%
Aramark	8,865	387,932
BBX Capital Corp.	1,864	8,332
Biglari Holdings, Inc., Class B(a)	20	1,670
BJ’s Restaurants, Inc.	673	26,644

15

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Bloomin’ Brands, Inc.	3,619	$71,692
Boyd Gaming Corp.	3,025	82,431
Braemar Hotels & Resorts, Inc.	837	7,726
Brinker International, Inc.	1,582	70,320
Caesars Entertainment Corp.(a)	20,330	249,652
Carnival Corp.	14,879	638,160
Carrols Restaurant Group, Inc.(a)	896	6,388
Century Casinos, Inc.(a)	1,395	10,309
Cheesecake Factory, Inc.	1,393	58,213
Chipotle Mexican Grill, Inc.(a)	933	726,023
Choice Hotels International, Inc.	1,153	102,017
Churchill Downs, Inc.	1,280	166,387
Chuy’s Holdings, Inc.(a)	546	13,306
Cracker Barrel Old Country Store, Inc.	688	106,984
Darden Restaurants, Inc.	4,465	501,286
Dave & Buster’s Entertainment, Inc.	1,332	52,987
Del Taco Restaurants, Inc.(a)(b)	678	5,177
Denny’s Corp.(a)	1,915	38,530
Dine Brands Global, Inc.	553	40,452
Domino’s Pizza, Inc.	1,479	401,726
Dunkin’ Brands Group, Inc.	2,994	235,388
El Pollo Loco Holdings, Inc.(a)	399	4,636
Eldorado Resorts, Inc.(a)	2,294	102,702
Extended Stay America, Inc.	7,132	101,346
Fiesta Restaurant Group, Inc.(a)(b)	813	6,988
Golden Entertainment, Inc.(a)	589	8,529
Habit Restaurants, Inc., Class A(a)	422	4,435
Hilton Grand Vacations, Inc.(a)	2,971	103,183
Hilton Worldwide Holdings, Inc.	10,300	998,688
Hyatt Hotels Corp., Class A	1,420	106,131
International Game Technology PLC	3,361	44,500
Jack in the Box, Inc.	982	82,508
Las Vegas Sands Corp.	12,232	756,427
Lindblad Expeditions Holdings, Inc.(a)	684	10,766
Marcus Corp.	914	32,995
Marriott International, Inc., Class A	10,089	1,276,763
Marriott Vacations Worldwide Corp.	1,664	182,924
McDonald’s Corp.	28,037	5,514,878
MGM Resorts International	18,845	537,082
Monarch Casino & Resort, Inc.(a)(b)	228	9,847
Nathan’s Famous, Inc.	78	5,936
Norwegian Cruise Line Holdings Ltd.(a)	7,810	396,436
Papa John’s International, Inc.	742	43,444
Penn National Gaming, Inc.(a)	4,143	88,308
Planet Fitness, Inc., Class A(a)	3,080	196,073
PlayAGS, Inc.(a)	1,281	14,783
Potbelly Corp.(a)	715	3,039
RCI Hospitality Holdings, Inc.	294	5,513
Red Robin Gourmet Burgers, Inc.(a)	441	13,451
Red Rock Resorts, Inc., Class A	2,802	61,028
Royal Caribbean Cruises Ltd.	6,207	675,508
Ruth’s Hospitality Group, Inc.	865	17,802
Scientific Games Corp., Class A(a)	1,788	42,894
SeaWorld Entertainment, Inc.(a)	1,800	47,556

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Shake Shack, Inc., Class A(a)	1,032	$84,913
Six Flags Entertainment Corp.	2,839	119,777
Starbucks Corp.	43,701	3,695,357
Texas Roadhouse, Inc.	2,497	141,080
Twin River Worldwide Holdings, Inc.	1,447	36,320
Vail Resorts, Inc.	1,435	333,451
Wendy’s Co.	6,902	146,184
Wingstop, Inc.	1,208	100,783
Wyndham Destinations, Inc.	3,320	154,081
Wyndham Hotels & Resorts, Inc.	3,480	187,816
Wynn Resorts Ltd.	3,574	433,669
Yum China Holdings, Inc.	13,065	555,262
Yum! Brands, Inc.	11,228	1,142,000

		22,637,524

Household Durables — 0.5%
Bassett Furniture Industries, Inc.	182	2,776
Beazer Homes USA, Inc.(a)	1,012	15,190
Cavco Industries, Inc.(a)	279	53,470
Century Communities, Inc.(a)(b)	692	20,878
D.R. Horton, Inc.	12,407	649,755
Ethan Allen Interiors, Inc.	842	16,596
Flexsteel Industries, Inc.	220	3,645
Garmin Ltd.	5,186	486,187
GoPro, Inc., Class A(a)(b)	3,401	14,148
Green Brick Partners, Inc.(a)	414	4,169
Hamilton Beach Brands Holding Co., Class A	190	3,544
Helen of Troy Ltd.(a)	906	135,683
Hooker Furniture Corp.	333	7,882
Installed Building Products, Inc.(a)	712	46,437
iRobot Corp.(a)	976	46,907
KB Home	2,964	105,785
La-Z-Boy, Inc.	1,540	54,685
Leggett & Platt, Inc.	4,795	245,983
Lennar Corp., Class A	9,790	583,484
Lennar Corp., Class B	1,295	60,891
LGI Homes, Inc.(a)(b)	762	59,802
Lifetime Brands, Inc.	464	3,707
Lovesac Co.(a)(b)	313	5,111
M/I Homes, Inc.(a)	752	33,223
MDC Holdings, Inc.	2,213	85,665
Meritage Homes Corp.(a)	1,253	90,329
Mohawk Industries, Inc.(a)	2,096	300,524
NACCO Industries, Inc., Class A	95	4,797
Newell Brands, Inc.	14,673	278,347
NVR, Inc.(a)	117	425,481
PulteGroup, Inc.	9,611	377,136
Skyline Champion Corp.(a)	2,182	61,598
Sonos, Inc.(a)	3,110	40,679
Taylor Morrison Home Corp., Class A(a)	3,571	89,454
Tempur Sealy International, Inc.(a)	1,713	155,797
Toll Brothers, Inc.	4,895	194,674

16

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
TopBuild Corp.(a)(b)	1,232	$128,042
TRI Pointe Group, Inc.(a)	5,257	82,745
Tupperware Brands Corp.	1,723	16,592
Universal Electronics, Inc.(a)	483	25,174
Whirlpool Corp.	2,249	342,118
William Lyon Homes, Class A(a)	973	18,828
ZAGG, Inc.(a)(b)	1,068	7,871

		5,385,789

Household Products — 1.5%
Central Garden & Pet Co.(a)	682	20,474
Central Garden & Pet Co., Class A(a)	1,713	48,444
Church & Dwight Co., Inc.	8,976	627,781
Clorox Co.	4,530	669,036
Colgate-Palmolive Co.	30,716	2,107,118
Energizer Holdings, Inc.	2,281	96,920
Kimberly-Clark Corp.	12,429	1,651,565
Oil-Dri Corp. of America	141	4,936
Procter & Gamble Co.	90,065	11,213,993
Spectrum Brands Holdings, Inc.	1,339	67,231
WD-40 Co.	520	97,448

		16,604,946

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	23,608	402,516
Atlantic Power Corp.(a)	4,381	10,208
Clearway Energy, Inc., Class A	2,467	42,358
Clearway Energy, Inc., Class C	989	17,931
NRG Energy, Inc.	10,010	401,601
Ormat Technologies, Inc.	1,329	101,748
Pattern Energy Group, Inc., Class A	3,376	94,629
TerraForm Power, Inc., Class A	2,253	38,256
Vistra Energy Corp.	15,884	429,345
Vivint Solar, Inc.(a)	1,711	11,994

		1,550,586

Industrial Conglomerates — 1.2%
3M Co.	20,482	3,379,325
BWX Technologies, Inc.	3,611	209,799
Carlisle Cos., Inc.	2,100	319,767
General Electric Co.	316,072	3,154,399
Honeywell International, Inc.	26,087	4,506,007
Raven Industries, Inc.	1,286	44,856
Roper Technologies, Inc.	3,769	1,270,002
Seaboard Corp.	8	33,753
Standex International Corp.	383	29,024

		12,946,932

Insurance — 2.6%
Aflac, Inc.	26,933	1,431,758
Alleghany Corp.(a)	494	384,475
Allstate Corp.	11,904	1,266,824
Ambac Financial Group, Inc.(a)	2,223	45,572
American Equity Investment Life Holding Co.	2,793	68,931

Security	Shares	Value

Insurance (continued)
American Financial Group, Inc.	2,554	$265,718
American International Group, Inc.	31,796	1,683,916
American National Insurance Co.	327	39,233
AMERISAFE, Inc.	360	22,871
Aon PLC	8,603	1,661,755
Arch Capital Group Ltd.(a)	14,011	585,099
Argo Group International Holdings Ltd.	1,168	72,264
Arthur J Gallagher & Co.	6,698	610,992
Assurant, Inc.	2,123	267,647
Assured Guaranty Ltd.	3,722	174,636
Athene Holding Ltd., Class A(a)	5,250	227,588
Axis Capital Holdings Ltd.	3,127	185,838
Brighthouse Financial, Inc.(a)	4,378	165,313
Brown & Brown, Inc.	8,259	311,199
Chubb Ltd.	16,699	2,545,262
Cincinnati Financial Corp.	5,567	630,240
Citizens, Inc.(a)(b)	1,392	9,271
CNA Financial Corp.	1,113	49,907
CNO Financial Group, Inc.	6,029	94,354
eHealth, Inc.(a)	901	62,205
Employers Holdings, Inc.	849	35,947
Enstar Group Ltd.(a)	368	73,931
Erie Indemnity Co., Class A	853	157,182
Everest Re Group Ltd.	1,459	375,094
FBL Financial Group, Inc., Class A	309	17,730
FedNat Holding Co.	339	4,865
Fidelity National Financial, Inc.	9,460	433,646
First American Financial Corp.	4,051	250,271
Genworth Financial, Inc., Class A(a)	20,517	87,813
Global Indemnity Ltd.	223	5,521
Globe Life, Inc.	4,113	400,318
Goosehead Insurance, Inc., Class A(b)	331	16,941
Greenlight Capital Re Ltd., Class A(a)	1,310	14,148
Hallmark Financial Services, Inc.(a)	138	2,459
Hanover Insurance Group, Inc.	1,524	200,726
Hartford Financial Services Group, Inc.	13,194	753,114
HCI Group, Inc.	211	8,873
Health Insurance Innovations, Inc., Class A(a)(b)	348	9,215
Heritage Insurance Holdings, Inc.	585	7,792
Hilltop Holdings, Inc.	2,641	61,694
Horace Mann Educators Corp.	1,105	48,134
Independence Holding Co.	268	10,479
Investors Title Co.	51	7,737
James River Group Holdings Ltd.	854	30,582
Kemper Corp.	2,219	159,502
Kinsale Capital Group, Inc.	804	84,999
Lincoln National Corp.	7,328	413,885
Loews Corp.	9,763	478,387
Markel Corp.(a)	499	584,329
Marsh & McLennan Cos., Inc.	18,644	1,931,891
MBIA, Inc.(a)	2,769	25,724
Mercury General Corp.	876	42,101
MetLife, Inc.	29,197	1,366,128

17

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
National General Holdings Corp.	2,913	$62,105
National Western Life Group, Inc., Class A	82	22,353
Old Republic International Corp.	10,576	236,268
Primerica, Inc.	1,543	194,696
Principal Financial Group, Inc.	9,992	533,373
ProAssurance Corp.	1,892	74,204
Progressive Corp.	21,333	1,486,910
Protective Insurance Corp., Class B	404	6,428
Prudential Financial, Inc.	14,882	1,356,345
Reinsurance Group of America, Inc.	2,258	366,857
RenaissanceRe Holdings Ltd.	1,556	291,252
RLI Corp.	1,370	133,328
Safety Insurance Group, Inc.	657	63,860
Selective Insurance Group, Inc.	2,100	145,152
State Auto Financial Corp.	431	14,262
Stewart Information Services Corp.	801	32,777
Third Point Reinsurance Ltd.(a)	2,568	24,370
Travelers Cos., Inc.	9,705	1,271,937
Trupanion, Inc.(a)	727	17,230
United Fire Group, Inc.	693	31,545
United Insurance Holdings Corp.	649	7,957
Universal Insurance Holdings, Inc.	1,090	29,550
Unum Group	7,472	205,779
W.R. Berkley Corp.	4,871	340,483
Watford Holdings Ltd.(a)	2,329	62,743
White Mountains Insurance Group Ltd.	123	131,733
Willis Towers Watson PLC	4,645	868,151

		28,975,674

Interactive Media & Services — 4.2%
Alphabet, Inc., Class A(a)	10,940	13,771,272
Alphabet, Inc., Class C(a)	11,095	13,980,920
Care.com, Inc.(a)	577	6,739
Cargurus, Inc.(a)(b)	2,793	93,817
Cars.com, Inc.(a)	1,932	21,851
DHI Group, Inc.(a)	6,172	22,343
Eventbrite, Inc., Class A(a)	2,054	36,931
Facebook, Inc., Class A(a)	87,286	16,728,362
IAC/InterActiveCorp.(a)	2,663	605,167
Match Group, Inc.(b)	1,897	138,462
Meet Group, Inc.(a)	2,551	10,867
QuinStreet, Inc.(a)	1,844	23,658
TrueCar, Inc.(a)	2,993	9,817
Twitter, Inc.(a)	27,643	828,461
Yelp, Inc.(a)	2,466	85,102
Zillow Group, Inc., Class A(a)	1,771	57,363
Zillow Group, Inc., Class C(a)(b)	5,311	172,979

		46,594,111

Internet & Direct Marketing Retail — 2.9%
1-800-Flowers.com, Inc., Class A(a)	740	10,552
Amazon.com, Inc.(a)	15,116	26,855,993
Booking Holdings, Inc.(a)	1,552	3,179,691

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Duluth Holdings, Inc., Class B(a)(b)	128	$1,183
eBay, Inc.	29,939	1,055,350
Etsy, Inc.(a)(b)	4,286	190,684
Expedia Group, Inc.	4,990	681,933
Gaia, Inc.(a)(b)	430	2,980
Groupon, Inc.(a)(b)	16,411	45,623
GrubHub, Inc.(a)(b)	3,249	110,661
Lands’ End, Inc.(a)(b)	215	2,595
Liberty TripAdvisor Holdings, Inc., Series A(a)(b)	2,921	28,188
Liquidity Services, Inc.(a)	954	6,191
Overstock.com, Inc.(a)	692	7,287
PetMed Express, Inc.	619	14,494
Quotient Technology, Inc.(a)	2,789	24,013
Qurate Retail, Inc., Series A(a)(b)	15,045	143,529
Rubicon Project, Inc.(a)	2,426	20,621
Shutterstock, Inc.(a)	702	28,487
Stamps.com, Inc.(a)	828	69,908
Stitch Fix, Inc., Class A(a)(b)	1,570	35,890
TripAdvisor, Inc.(a)	3,844	155,298
Waitr Holdings, Inc.(a)(b)	3,793	1,649
Wayfair, Inc., Class A(a)	2,238	184,031

		32,856,831

IT Services — 5.1%
Accenture PLC, Class A	23,341	4,327,888
Akamai Technologies, Inc.(a)	5,727	495,385
Alliance Data Systems Corp.	1,555	155,500
Amdocs Ltd.	4,999	325,935
Automatic Data Processing, Inc.	15,937	2,585,460
Black Knight, Inc.(a)	5,149	330,566
Booz Allen Hamilton Holding Corp.	4,913	345,728
Brightcove, Inc.(a)	2,245	21,350
Broadridge Financial Solutions, Inc.	4,158	520,665
CACI International, Inc., Class A(a)	897	200,704
Carbonite, Inc.(a)(b)	878	15,075
Cardtronics PLC, Class A(a)(b)	1,379	47,245
Cass Information Systems, Inc.	434	24,873
Cognizant Technology Solutions Corp., Class A	20,393	1,242,749
Conduent, Inc.(a)	7,311	45,182
CoreLogic, Inc.(a)	3,122	126,410
CSG Systems International, Inc.	1,006	57,986
DXC Technology Co.	9,644	266,849
Endurance International Group Holdings, Inc.(a)	2,163	8,479
EPAM Systems, Inc.(a)	1,835	322,887
Euronet Worldwide, Inc.(a)	1,747	244,702
Everi Holdings, Inc.(a)(b)	2,865	28,822
EVERTEC, Inc.	1,887	57,723
Evo Payments, Inc., Class A(a)	1,354	38,494
Exela Technologies, Inc.(a)	1,789	1,093
ExlService Holdings, Inc.(a)	1,086	75,618

18

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Fidelity National Information Services, Inc.	22,288	$2,936,667
Fiserv, Inc.(a)	20,597	2,186,166
FleetCor Technologies, Inc.(a)(b)	3,076	905,021
Gartner, Inc.(a)	3,175	489,204
Genpact Ltd.	6,457	252,921
Global Payments, Inc.	10,898	1,843,724
GoDaddy, Inc., Class A(a)	6,527	424,451
GTT Communications, Inc.(a)(b)	1,608	12,108
Hackett Group, Inc.	467	7,897
International Business Machines Corp.	32,400	4,332,852
Jack Henry & Associates, Inc.	2,921	413,497
Leidos Holdings, Inc.	4,826	416,146
Limelight Networks, Inc.(a)(b)	3,256	13,740
LiveRamp Holdings, Inc.(a)	2,441	95,419
ManTech International Corp., Class A	914	72,371
Mastercard, Inc., Class A	32,776	9,072,725
MAXIMUS, Inc.	2,346	180,032
MongoDB, Inc.(a)(b)	1,507	192,549
NIC, Inc.	2,423	56,989
Okta, Inc.(a)	3,713	404,977
Paychex, Inc.	11,647	974,155
PayPal Holdings, Inc.(a)	42,961	4,472,240
Paysign, Inc.(a)(b)	1,720	18,542
Perficient, Inc.(a)	1,016	39,827
Perspecta, Inc.	5,437	144,298
Presidio, Inc.	1,277	21,198
Sabre Corp.	9,884	232,076
Science Applications International Corp.	2,154	177,963
Square, Inc., Class A(a)(b)	12,084	742,320
Switch, Inc., Class A(b)	1,472	21,741
Teradata Corp.(a)	4,094	122,533
TTEC Holdings, Inc.	464	21,980
Tucows, Inc., Class A(a)	300	16,662
Twilio, Inc., Class A(a)(b)	4,313	416,463
Unisys Corp.(a)	1,375	14,107
VeriSign, Inc.(a)	3,832	728,157
Verra Mobility Corp.(a)	4,831	69,325
Virtusa Corp.(a)	919	34,260
Visa, Inc., Class A	63,597	11,374,959
Western Union Co.	16,031	401,737
WEX, Inc.(a)	1,484	280,743

		56,548,110

Leisure Products — 0.1%
Brunswick Corp.	3,175	184,912
Callaway Golf Co.	3,112	62,925
Clarus Corp.	459	5,852
Escalade, Inc.	1,205	13,809
Hasbro, Inc.	4,171	405,880
Johnson Outdoors, Inc., Class A	138	8,080
Malibu Boats, Inc., Class A(a)	690	22,508
MasterCraft Boat Holdings, Inc.(a)	515	8,111
Mattel, Inc.(a)(b)	12,324	147,149

Security	Shares	Value

Leisure Products (continued)
Polaris Industries, Inc.	2,105	$207,658
Sturm Ruger & Co., Inc.	522	23,887
Vista Outdoor, Inc.(a)	1,584	10,613
YETI Holdings, Inc.(a)(b)	1,042	34,709

		1,136,093

Life Sciences Tools & Services — 1.0%
Accelerate Diagnostics, Inc.(a)(b)	1,051	16,185
Adaptive Biotechnologies Corp.(a)	736	19,184
Agilent Technologies, Inc.	11,462	868,247
Avantor, Inc.(a)	8,378	119,051
Bio-Rad Laboratories, Inc., Class A(a)	777	257,669
Bio-Techne Corp.	1,369	284,985
Bruker Corp.	3,662	162,959
Cambrex Corp.(a)	1,488	88,878
Charles River Laboratories International, Inc.(a)	1,878	244,102
Enzo Biochem, Inc.(a)	451	1,425
Fluidigm Corp.(a)	1,669	8,211
Illumina, Inc.(a)	5,313	1,570,098
IQVIA Holdings, Inc.(a)	6,641	959,093
Luminex Corp.	1,250	25,619
Medpace Holdings, Inc.(a)(b)	955	70,317
Mettler-Toledo International, Inc.(a)(b)	892	628,806
NanoString Technologies, Inc.(a)	1,383	31,256
NeoGenomics, Inc.(a)	3,739	85,735
Pacific Biosciences of California, Inc.(a)(b)	5,309	25,696
PerkinElmer, Inc.	3,945	339,112
PRA Health Sciences, Inc.(a)	2,029	198,254
QIAGEN NV(a)	7,784	232,041
Quanterix Corp.(a)(b)	647	13,490
Syneos Health, Inc.(a)	2,287	114,693
Thermo Fisher Scientific, Inc.	14,564	4,398,037
Waters Corp.(a)	2,534	536,245

		11,299,388

Machinery — 1.9%
Actuant Corp., Class A	1,778	44,041
AGCO Corp.	2,441	187,200
Alamo Group, Inc.	335	35,865
Albany International Corp., Class A	1,186	99,600
Allison Transmission Holdings, Inc.	4,003	174,571
Altra Industrial Motion Corp.	2,128	65,542
Astec Industries, Inc.	811	28,458
Barnes Group, Inc.	1,907	111,464
Blue Bird Corp.(a)	429	8,383
Briggs & Stratton Corp.	1,230	9,065
Caterpillar, Inc.	19,940	2,747,732
Chart Industries, Inc.(a)	1,186	69,535
CIRCOR International, Inc.(a)	1,112	42,578
Colfax Corp.(a)	3,662	123,043
Columbus McKinnon Corp.	771	28,928
Commercial Vehicle Group, Inc.(a)	1,214	8,850

19

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Crane Co.	1,824	$139,572
Cummins, Inc.	5,646	973,822
Deere & Co.	11,620	2,023,507
DMC Global, Inc.	502	22,459
Donaldson Co., Inc.	4,665	246,032
Douglas Dynamics, Inc.	741	34,701
Dover Corp.	5,200	540,228
Energy Recovery, Inc.(a)(b)	703	6,545
EnPro Industries, Inc.	672	46,738
ESCO Technologies, Inc.	887	74,943
Evoqua Water Technologies Corp.(a)	2,386	41,445
Federal Signal Corp.	2,030	65,853
Flowserve Corp.	4,659	227,546
Fortive Corp.	10,698	738,162
Gardner Denver Holdings, Inc.(a)(b)	4,574	145,590
Gates Industrial Corp. PLC(a)(b)	1,204	12,040
Gencor Industries, Inc.(a)	1,081	13,513
Gorman-Rupp Co.	505	18,655
Graco, Inc.	5,841	264,013
Graham Corp.	286	6,481
Greenbrier Cos., Inc.	953	27,913
Harsco Corp.(a)	2,548	51,648
Helios Technologies, Inc.	1,047	41,493
Hillenbrand, Inc.	2,215	68,200
Hurco Cos., Inc.	172	5,984
Hyster-Yale Materials Handling, Inc.	411	20,846
IDEX Corp.	2,754	428,330
Illinois Tool Works, Inc.	11,884	2,003,405
Ingersoll-Rand PLC	8,858	1,123,992
ITT, Inc.	3,142	186,792
John Bean Technologies Corp.	1,176	120,858
Kadant, Inc.	395	35,866
Kennametal, Inc.	3,094	95,759
LB Foster Co., Class A(a)	354	6,443
Lincoln Electric Holdings, Inc.	2,280	204,220
Lindsay Corp.	531	50,132
Luxfer Holdings PLC	1,469	24,767
Lydall, Inc.(a)	520	10,176
Manitowoc Co., Inc.(a)	1,232	15,720
Meritor, Inc.(a)	2,656	58,512
Middleby Corp.(a)(b)	2,130	257,623
Milacron Holdings Corp.(a)	2,282	38,155
Miller Industries, Inc.	363	13,050
Mueller Industries, Inc.	1,721	52,955
Mueller Water Products, Inc., Series A	4,678	54,733
Navistar International Corp.(a)(b)	2,068	64,687
NN, Inc.	2,043	14,750
Nordson Corp.	2,105	330,085
Omega Flex, Inc.	130	12,071
Oshkosh Corp.	2,452	209,352
PACCAR, Inc.	12,399	943,068
Parker-Hannifin Corp.	4,672	857,265
Pentair PLC	6,672	276,688
Proto Labs, Inc.(a)	1,044	101,237

Security	Shares	Value

Machinery (continued)
RBC Bearings, Inc.(a)(b)	888	$142,471
REV Group, Inc.	1,078	13,410
Rexnord Corp.(a)	3,487	98,647
Snap-on, Inc.	1,991	323,876
SPX Corp.(a)	1,439	65,532
SPX FLOW, Inc.(a)(b)	1,390	62,939
Stanley Black & Decker, Inc.	5,412	818,998
Tennant Co.	616	47,697
Terex Corp.	2,288	63,034
Timken Co.	2,478	121,422
Titan International, Inc.	1,283	3,426
Toro Co.	4,021	310,140
TriMas Corp.(a)	1,521	49,159
Trinity Industries, Inc.	4,458	88,179
Twin Disc, Inc.(a)	353	3,798
Valmont Industries, Inc.	720	98,777
Wabash National Corp.	1,971	28,106
WABCO Holdings, Inc.(a)	1,906	256,586
Wabtec Corp.(b)	6,662	462,143
Watts Water Technologies, Inc., Class A	1,157	107,890
Welbilt, Inc.(a)(b)	5,201	98,611
Woodward, Inc.	1,952	208,200
Xylem, Inc.	6,715	514,973

		21,221,489

Marine — 0.0%
Costamare, Inc.	1,248	9,809
Eagle Bulk Shipping, Inc.(a)	1,522	6,605
Kirby Corp.(a)	2,118	167,661
Matson, Inc.	1,828	69,793
Safe Bulkers, Inc.(a)	2,358	3,844
Scorpio Bulkers, Inc.	1,346	8,749

		266,461

Media — 2.3%
Altice USA, Inc., Class A(a)	12,067	373,474
AMC Networks, Inc., Class A(a)	1,603	69,811
Cable One, Inc.	156	206,758
Cardlytics, Inc.(a)	585	24,517
CBS Corp., Class B	12,031	433,597
Central European Media Enterprises Ltd., Class A(a)	2,333	10,464
Charter Communications, Inc., Class A(a)(b)	5,835	2,729,963
Cinemark Holdings, Inc.	3,949	144,533
Clear Channel Outdoor Holdings, Inc.(a)	713	1,661
Comcast Corp., Class A	164,528	7,374,145
Daily Journal Corp.(a)(b)	98	27,539
Discovery, Inc., Class A(a)(b)	6,554	176,663
Discovery, Inc., Class C(a)	12,036	303,789
DISH Network Corp., Class A(a)(b)	8,490	291,886
Emerald Expositions Events, Inc.	736	7,154

20

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Entercom Communications Corp., Class A	3,599	$12,525
Entravision Communications Corp., Class A	1,689	4,797
Eros International PLC(a)(b)	1,249	2,798
EW Scripps Co., Class A	1,830	24,586
Fluent, Inc.(a)	1,571	3,660
Fox Corp., Class A	13,129	420,653
Fox Corp., Class B(a)	5,912	184,691
Gannett Co., Inc.	3,516	38,149
GCI Liberty, Inc., Class A(a)	3,574	250,109
Gray Television, Inc.(a)	2,913	47,802
IMAX Corp.(a)	1,466	31,299
Interpublic Group of Cos., Inc.	13,730	298,628
John Wiley & Sons, Inc., Class A	1,797	82,788
Liberty Broadband Corp., Class A(a)	1,159	136,750
Liberty Broadband Corp., Class C(a)(b)	3,434	405,452
Liberty Latin America Ltd., Class A(a)	2,374	44,370
Liberty Latin America Ltd., Class C(a)	3,518	64,766
Liberty Media Corp. — Liberty Formula One, Class A(a)(b)	581	23,490
Liberty Media Corp. — Liberty Formula One, Class C(a)(b)	7,601	323,043
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	3,250	145,958
Liberty Media Corp. — Liberty SiriusXM, Class C(a)	5,785	261,424
Liberty Media Corp. — Liberty Braves, Class A(a)	602	17,771
Liberty Media Corp. — Liberty Braves, Class C(a)(b)	944	27,763
Lions Gate Entertainment Corp., Class A	3,127	24,985
Lions Gate Entertainment Corp., Class B	2,474	18,530
LiveXLive Media, Inc.(a)	943	1,603
Madison Square Garden Co., Class A(a)	644	171,896
MDC Partners, Inc., Class A(a)	2,553	7,991
Meredith Corp.	1,332	50,216
MSG Networks, Inc., Class A(a)	1,788	28,983
National CineMedia, Inc.	2,288	19,208
New Media Investment Group, Inc.	2,227	19,620
New York Times Co., Class A	6,200	191,580
News Corp., Class A	13,957	191,350
News Corp., Class B	5,383	76,008
Nexstar Media Group, Inc., Class A	1,569	152,648
Omnicom Group, Inc.	7,849	605,864
Reading International, Inc., Class A(a)(b)	655	7,447
Scholastic Corp.	975	37,538
Sinclair Broadcast Group, Inc., Class A	2,243	89,361
Sirius XM Holdings, Inc.	53,546	359,829
TechTarget, Inc.(a)	559	13,640
TEGNA, Inc.	7,946	119,428
TiVo Corp.	3,425	27,880

Security	Shares	Value

Media (continued)
Tribune Publishing Co.	502	$4,498
Walt Disney Co.	63,826	8,292,274
WideOpenWest, Inc.(a)	921	5,848

		25,547,451

Metals & Mining — 0.4%
AK Steel Holding Corp.(a)(b)	10,476	24,723
Alcoa Corp.(a)	6,494	135,010
Allegheny Technologies, Inc.(a)	4,571	96,037
Carpenter Technology Corp.	1,574	77,158
Century Aluminum Co.(a)	1,825	10,640
Cleveland-Cliffs, Inc.(b)	9,822	71,013
Coeur Mining, Inc.(a)	7,791	43,006
Commercial Metals Co.	3,747	72,430
Compass Minerals International, Inc.	1,177	66,477
Ferroglobe PLC(c)	844	—
Freeport-McMoRan, Inc.	51,802	508,696
Gold Resource Corp.	1,386	6,071
Haynes International, Inc.	363	12,509
Hecla Mining Co.	22,469	51,679
Kaiser Aluminum Corp.	636	68,103
Materion Corp.	691	39,276
Newmont Goldcorp Corp.	29,328	1,165,201
Novagold Resources, Inc.(a)	9,993	72,749
Nucor Corp.	11,465	617,390
Olympic Steel, Inc.	97	1,453
Reliance Steel & Aluminum Co.	2,469	286,503
Royal Gold, Inc.	2,386	275,440
Ryerson Holding Corp.(a)	148	1,286
Schnitzer Steel Industries, Inc., Class A	861	18,374
Southern Copper Corp.	2,999	106,704
Steel Dynamics, Inc.	7,968	241,909
SunCoke Energy, Inc.(a)	1,917	10,141
Synalloy Corp.	355	5,559
TimkenSteel Corp.(a)	1,376	7,733
U.S. Silica Holdings, Inc.	2,589	11,547
United States Steel Corp.	6,540	75,275
Warrior Met Coal, Inc.	1,665	32,434
Worthington Industries, Inc.	1,445	53,190

		4,265,716

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AG Mortgage Investment Trust, Inc.	900	14,076
AGNC Investment Corp.	19,709	336,038
Annaly Capital Management, Inc.	51,835	465,478
Colony Credit Real Estate, Inc.	3,551	50,886
Drive Shack, Inc.(a)	4,091	16,323
Dynex Capital, Inc.	695	11,231
Ellington Financial, Inc.	3,345	61,615
Exantas Capital Corp.	848	9,973
Front Yard Residential Corp.	2,051	25,371
Granite Point Mortgage Trust, Inc.	1,933	35,954
KKR Real Estate Finance Trust, Inc.	2,522	50,566
Ready Capital Corp.	1,290	20,421

21

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
TPG RE Finance Trust, Inc.	1,767	$35,746
Two Harbors Investment Corp.	9,340	129,546
Western Asset Mortgage Capital Corp.	1,131	11,355

		1,274,579

Multi-Utilities — 1.0%
Ameren Corp.	8,646	671,794
Avista Corp.	2,052	98,558
Black Hills Corp.	2,294	180,836
CenterPoint Energy, Inc.	18,034	524,249
CMS Energy Corp.	10,360	662,211
Consolidated Edison, Inc.	12,209	1,125,914
Dominion Energy, Inc.	29,303	2,418,963
DTE Energy Co.	6,823	868,704
MDU Resources Group, Inc.	6,866	198,359
NiSource, Inc.	13,508	378,764
NorthWestern Corp.	2,456	178,109
Public Service Enterprise Group, Inc.	18,601	1,177,629
Sempra Energy	9,936	1,435,851
WEC Energy Group, Inc.	11,405	1,076,632

		10,996,573

Multiline Retail — 0.5%
Big Lots, Inc.	1,393	30,186
Dillard’s, Inc., Class A(b)	348	24,005
Dollar General Corp.(b)	9,380	1,503,989
Dollar Tree, Inc.(a)	8,618	951,427
JC Penney Co., Inc.(a)(b)	11,059	11,059
Kohl’s Corp.	5,899	302,383
Macy’s, Inc.	10,824	164,092
Nordstrom, Inc.	3,656	131,250
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,018	128,910
Target Corp.	17,957	1,919,783

		5,167,084

Oil, Gas & Consumable Fuels — 3.6%
Abraxas Petroleum Corp.(a)	5,435	1,576
Amplify Energy Corp.	929	6,735
Antero Midstream Corp.	8,634	55,603
Antero Resources Corp.(a)(b)	13,847	34,617
Apache Corp.	13,824	299,428
Arch Coal, Inc., Class A	610	48,123
Ardmore Shipping Corp.(a)	591	4,722
Berry Petroleum Corp.	2,607	24,480
Bonanza Creek Energy, Inc.(a)	672	11,975
Brigham Minerals, Inc., Class A	1,231	23,500
Cabot Oil & Gas Corp.	15,270	284,633
California Resources Corp.(a)(b)	1,695	9,475
Callon Petroleum Co.(a)	6,970	26,486
Carrizo Oil & Gas, Inc.(a)(b)	2,469	18,172
Centennial Resource Development, Inc., Class A(a)(b)	6,970	23,698
Cheniere Energy, Inc.(a)	8,276	509,388
Chesapeake Energy Corp.(a)(b)	50,918	68,230
Chevron Corp.	69,630	8,086,828

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Co.	3,621	$152,879
Clean Energy Fuels Corp.(a)(b)	4,949	11,135
CNX Resources Corp.(a)	6,831	57,585
Concho Resources, Inc.	7,215	487,157
ConocoPhillips	40,731	2,248,351
CONSOL Energy, Inc.(a)	881	11,656
Continental Resources, Inc.(a)	3,232	95,247
Contura Energy, Inc.(a)(b)	930	21,334
CVR Energy, Inc.	1,053	49,933
Delek US Holdings, Inc.	2,513	100,394
Denbury Resources, Inc.(a)	18,412	18,377
Devon Energy Corp.	15,432	312,961
DHT Holdings, Inc.	3,294	25,463
Diamondback Energy, Inc.	5,898	505,812
Dorian LPG Ltd.(a)	1,250	15,563
Energy Fuels, Inc.(a)(b)	4,782	9,612
EOG Resources, Inc.	20,955	1,452,391
EQT Corp.	9,243	99,270
Equitrans Midstream Corp.	7,627	106,168
Evolution Petroleum Corp.	1,161	6,525
Extraction Oil & Gas, Inc.(a)	3,544	6,025
Exxon Mobil Corp.	154,652	10,449,836
Falcon Minerals Corp.	3,409	20,999
GasLog Ltd.	1,281	17,563
Golar LNG Ltd.	3,854	53,070
Goodrich Petroleum Corp.(a)	829	7,983
Green Plains, Inc.	1,196	14,747
Gulfport Energy Corp.(a)	5,379	14,981
Hess Corp.	9,708	638,301
HighPoint Resources Corp.(a)	3,389	3,592
HollyFrontier Corp.	5,836	320,630
International Seaways, Inc.(a)	846	21,268
Jagged Peak Energy, Inc.(a)(b)	2,073	14,698
Kinder Morgan, Inc.	70,677	1,412,126
Kosmos Energy Ltd.	16,300	101,060
Laredo Petroleum, Inc.(a)	4,661	11,000
Magnolia Oil & Gas Corp., Class A(a)(b)	4,585	45,025
Marathon Oil Corp.	28,692	330,819
Marathon Petroleum Corp.	23,551	1,506,086
Matador Resources Co.(a)(b)	4,298	59,785
Montage Resources Corp.(a)(b)	38	172
Murphy Oil Corp.	5,842	120,520
Murphy USA, Inc.(a)	1,223	144,228
Noble Energy, Inc.	17,094	329,230
Nordic American Tankers Ltd.	4,938	17,678
Northern Oil and Gas, Inc.(a)	8,860	17,366
Oasis Petroleum, Inc.(a)	15,249	39,800
Occidental Petroleum Corp.	32,283	1,307,461
ONEOK, Inc.	14,765	1,031,040
Overseas Shipholding Group, Inc., Class A(a)(b)	2,632	4,290
Panhandle Oil and Gas, Inc., Class A	196	2,781
Par Pacific Holdings, Inc.(a)	1,459	33,046
Parsley Energy, Inc., Class A	9,854	155,792

22

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
PBF Energy, Inc., Class A	4,493	$145,034
PDC Energy, Inc.(a)	2,099	41,875
Peabody Energy Corp.	2,502	26,346
Penn Virginia Corp.(a)	390	9,282
Phillips 66	16,493	1,926,712
Pioneer Natural Resources Co.	6,051	744,394
QEP Resources, Inc.	10,113	33,676
Range Resources Corp.	6,720	27,082
Renewable Energy Group, Inc.(a)	1,207	19,722
REX American Resources Corp.(a)(b)	221	17,883
Ring Energy, Inc.(a)	2,128	3,532
SandRidge Energy, Inc.(a)	1,012	4,433
Scorpio Tankers, Inc.	1,791	56,972
SemGroup Corp., Class A	3,758	60,504
Ship Finance International Ltd.	3,785	54,769
SilverBow Resources, Inc.(a)	446	3,523
SM Energy Co.	3,522	27,612
Southwestern Energy Co.(a)	22,994	47,138
SRC Energy, Inc.(a)	7,639	23,834
Talos Energy, Inc.(a)	673	14,490
Targa Resources Corp.	7,933	308,435
Teekay Corp.(b)	2,111	10,787
Teekay Tankers Ltd., Class A(a)	9,932	20,261
Tellurian, Inc.(a)(b)	5,402	43,054
Uranium Energy Corp.(a)(b)	5,795	5,488
Valero Energy Corp.	15,223	1,476,327
W&T Offshore, Inc.(a)	2,856	11,510
Whiting Petroleum Corp.(a)(b)	3,508	22,241
Williams Cos., Inc.	44,364	989,761
World Fuel Services Corp.	2,619	109,396
WPX Energy, Inc.(a)	15,645	156,137

		40,020,690

Paper & Forest Products — 0.0%
Boise Cascade Co.	1,353	48,397
Clearwater Paper Corp.(a)	1,133	21,006
Domtar Corp.	2,316	84,279
Louisiana-Pacific Corp.	4,595	134,312
Neenah, Inc.	540	34,830
PH Glatfelter Co.	1,299	23,382
Schweitzer-Mauduit International, Inc.	953	38,587
Verso Corp., Class A(a)	1,086	15,899

		400,692

Personal Products — 0.2%
Coty, Inc., Class A	11,999	140,268
Edgewell Personal Care Co.(a)	2,165	75,775
elf Beauty, Inc.(a)	1,016	17,069
Estee Lauder Cos., Inc., Class A	7,839	1,460,171
Herbalife Nutrition Ltd.(a)	3,610	161,259
Inter Parfums, Inc.	738	57,143
Medifast, Inc.	448	49,701
Nature’s Sunshine Products, Inc.(a)	255	2,407
Nu Skin Enterprises, Inc., Class A	1,980	88,268

Security	Shares	Value

Personal Products (continued)
Revlon, Inc., Class A(a)(b)	260	$6,835
USANA Health Sciences, Inc.(a)	423	31,349

		2,090,245

Pharmaceuticals — 3.9%
AcelRx Pharmaceuticals, Inc.(a)(b)	9,747	19,494
Aclaris Therapeutics, Inc.(a)	795	1,391
Aerie Pharmaceuticals, Inc.(a)	2,277	50,527
Akcea Therapeutics, Inc.(a)	393	7,204
Akorn, Inc.(a)	3,178	15,858
Allergan PLC	11,985	2,110,678
Amneal Pharmaceuticals, Inc.(a)	2,714	8,359
Amphastar Pharmaceuticals, Inc.(a)	1,216	23,487
ANI Pharmaceuticals, Inc.(a)	309	24,136
Arvinas Holding Co. LLC(a)(b)	1,003	20,722
Assembly Biosciences, Inc.(a)	543	8,965
Assertio Therapeutics, Inc.(a)	2,355	1,861
Axsome Therapeutics, Inc.(a)	1,238	29,811
BioDelivery Sciences International, Inc.(a)	6,440	37,223
Bristol-Myers Squibb Co.	59,854	3,433,824
Catalent, Inc.(a)	5,242	255,023
Collegium Pharmaceutical, Inc.(a)(b)	921	11,052
Corcept Therapeutics, Inc.(a)	3,820	55,734
Corium International, Inc.(b)(c)	973	175
Cymabay Therapeutics, Inc.(a)	1,820	8,172
Dermira, Inc.(a)	1,215	8,128
Dova Pharmaceuticals, Inc.(a)	368	10,492
Elanco Animal Health, Inc.(a)(b)	13,912	375,902
Eli Lilly & Co.	31,464	3,585,323
Eloxx Pharmaceuticals, Inc.(a)	661	4,025
Endo International PLC(a)	9,415	43,215
Evolus, Inc.(a)(b)	275	4,386
Heska Corp.(a)	201	16,285
Horizon Therapeutics PLC(a)	6,372	184,214
Intersect ENT, Inc.(a)(b)	830	14,791
Intra-Cellular Therapies, Inc.(a)(b)	1,512	13,986
Jazz Pharmaceuticals PLC(a)	1,976	248,245
Johnson & Johnson	97,096	12,820,556
Kala Pharmaceuticals, Inc.(a)(b)	2,463	8,941
Lannett Co., Inc.(a)	1,056	12,556
Mallinckrodt PLC(a)(b)	3,436	10,858
Marinus Pharmaceuticals, Inc.(a)	1,291	1,510
Merck & Co., Inc.	94,094	8,154,186
Mylan NV(a)	18,512	354,505
MyoKardia, Inc.(a)(b)	1,815	104,054
Nektar Therapeutics(a)(b)	6,283	107,596
Odonate Therapeutics, Inc.(a)	353	11,211
Omeros Corp.(a)(b)	1,445	22,889
Optinose, Inc.(a)(b)	514	4,019
Pacira BioSciences, Inc.(a)	1,569	63,529
Paratek Pharmaceuticals, Inc.(a)(b)	915	2,823
Perrigo Co. PLC	4,735	251,050
Pfizer, Inc.	203,318	7,801,312

23

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Phibro Animal Health Corp., Class A	619	$14,831
Prestige Consumer Healthcare, Inc.(a)	1,713	60,743
Reata Pharmaceuticals, Inc., Class A(a)(b)	751	154,766
Revance Therapeutics, Inc.(a)	1,026	16,067
SIGA Technologies, Inc.(a)	1,580	8,769
Supernus Pharmaceuticals, Inc.(a)	1,606	44,631
TherapeuticsMD, Inc.(a)(b)	7,503	19,958
Theravance Biopharma, Inc.(a)(b)	1,792	28,887
Tricida, Inc.(a)	758	28,357
WaVe Life Sciences Ltd.(a)	1,000	25,290
Xeris Pharmaceuticals, Inc.(a)(b)	1,212	9,914
Zoetis, Inc.(b)	17,492	2,237,577
Zogenix, Inc.(a)(b)	1,757	78,450

		43,092,523

Professional Services — 0.5%
ASGN, Inc.(a)	1,855	117,959
Barrett Business Services, Inc.	250	21,932
BG Staffing, Inc.	933	17,848
CBIZ, Inc.(a)	1,845	50,498
CoStar Group, Inc.(a)	1,289	708,331
CRA International, Inc.	196	9,653
Equifax, Inc.	4,445	607,676
Exponent, Inc.	2,035	129,284
Forrester Research, Inc.	194	6,689
Franklin Covey Co.(a)	195	7,449
FTI Consulting, Inc.(a)	1,402	152,636
GP Strategies Corp.(a)	414	4,595
Heidrick & Struggles International, Inc.	563	16,023
Huron Consulting Group, Inc.(a)	692	45,769
ICF International, Inc.	640	54,842
IHS Markit Ltd.(a)	14,546	1,018,511
Insperity, Inc.	1,357	143,340
Kelly Services, Inc., Class A	887	21,297
Kforce, Inc.	689	28,187
Korn Ferry	2,175	79,801
ManpowerGroup, Inc.	2,261	205,570
Mistras Group, Inc.(a)	335	5,192
Nielsen Holdings PLC	12,851	259,076
Paylocity Holding Corp.(a)	1,244	127,634
Resources Connection, Inc.	605	8,863
Robert Half International, Inc.	4,231	242,309
TransUnion	6,869	567,517
TriNet Group, Inc.(a)	1,531	81,128
TrueBlue, Inc.(a)	1,432	32,793
Upwork, Inc.(a)	3,096	46,564
Verisk Analytics, Inc.	5,881	850,981
Willdan Group, Inc.(a)	300	9,090

		5,679,037

Real Estate Management & Development — 0.2%
Alexander & Baldwin, Inc.	2,923	68,720
Altisource Portfolio Solutions SA(a)	294	5,233

Security	Shares	Value

Real Estate Management & Development (continued)
CareTrust REIT, Inc.	3,409	$82,634
CBRE Group, Inc., Class A(a)	12,176	652,025
Consolidated-Tomoka Land Co.	88	5,629
Cushman & Wakefield PLC(a)	4,042	75,383
Essential Properties Realty Trust, Inc.	4,728	121,320
Forestar Group, Inc.(a)	92	1,728
FRP Holdings, Inc.(a)(b)	186	9,631
Global Medical REIT, Inc.	1,485	17,968
Howard Hughes Corp.(a)	1,578	176,452
Jones Lang LaSalle, Inc.	1,811	265,348
Kennedy-Wilson Holdings, Inc.	4,952	113,946
Marcus & Millichap, Inc.(a)	917	32,755
Newmark Group, Inc., Class A	4,460	47,365
Rafael Holdings, Inc., Class B(a)	1,099	19,090
RE/MAX Holdings, Inc., Class A	632	21,140
Realogy Holdings Corp.	4,862	38,313
Redfin Corp.(a)	3,313	57,613
RMR Group, Inc., Class A	188	9,099
St. Joe Co.(a)(b)	1,480	27,454
Stratus Properties, Inc.(a)	132	3,641
Tejon Ranch Co.(a)	507	8,153

		1,860,640

Road & Rail — 1.0%
AMERCO	336	136,093
ArcBest Corp.	886	25,597
Avis Budget Group, Inc.(a)	2,353	69,908
Covenant Transportation Group, Inc., Class A(a)	245	3,766
CSX Corp.	27,832	1,955,755
Daseke, Inc.(a)(b)	1,090	2,932
Genesee & Wyoming, Inc., Class A(a)	1,958	217,397
Heartland Express, Inc.	1,712	35,781
Hertz Global Holdings, Inc.(a)	3,656	49,393
JB Hunt Transport Services, Inc.	3,106	365,141
Kansas City Southern	3,623	510,046
Knight-Swift Transportation Holdings, Inc.	4,603	167,825
Landstar System, Inc.	1,388	157,052
Lyft, Inc., Class A(a)	1,286	53,292
Marten Transport Ltd.	1,272	27,551
Norfolk Southern Corp.	9,756	1,775,592
Old Dominion Freight Line, Inc.	2,368	431,165
Ryder System, Inc.	1,731	84,179
Saia, Inc.(a)	851	75,909
Schneider National, Inc., Class B	2,360	53,973
Uber Technologies, Inc.(a)	6,497	204,655
Union Pacific Corp.	25,920	4,288,723
Universal Logistics Holdings, Inc.	345	6,505
US Xpress Enterprises, Inc., Class A(a)	1,385	7,188
Werner Enterprises, Inc.	1,616	58,984

24

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
YRC Worldwide, Inc.(a)(b)	617	$2,067

		10,766,469

Semiconductors & Semiconductor Equipment — 3.7%
Adesto Technologies Corp.(a)	971	8,894
Advanced Energy Industries, Inc.(a)	1,282	75,766
Advanced Micro Devices, Inc.(a)	35,954	1,219,919
Alpha & Omega Semiconductor Ltd.(a)(b)	229	2,991
Ambarella, Inc.(a)	1,225	64,472
Amkor Technology, Inc.(a)	5,128	63,741
Analog Devices, Inc.	13,446	1,433,747
Applied Materials, Inc.	34,066	1,848,421
Axcelis Technologies, Inc.(a)	1,025	19,649
AXT, Inc.(a)	1,214	3,788
Broadcom, Inc.	14,105	4,130,649
Brooks Automation, Inc.	2,594	110,167
Cabot Microelectronics Corp.	1,038	156,863
CEVA, Inc.(a)	893	24,307
Cirrus Logic, Inc.(a)	1,979	134,493
Cohu, Inc.	1,255	20,858
Cree, Inc.(a)	4,088	195,120
Cypress Semiconductor Corp.	13,631	317,193
Diodes, Inc.(a)	1,755	81,871
Enphase Energy, Inc.(a)(b)	3,312	64,352
Entegris, Inc.	5,094	244,512
First Solar, Inc.(a)(b)	3,002	155,474
FormFactor, Inc.(a)	2,501	54,597
Ichor Holdings Ltd.(a)	969	28,208
Impinj, Inc.(a)(b)	724	23,816
Inphi Corp.(a)	1,610	115,727
Intel Corp.	161,905	9,152,490
KLA Corp.	5,805	981,277
Lam Research Corp.	5,379	1,457,924
Lattice Semiconductor Corp.(a)	4,376	85,726
MACOM Technology Solutions Holdings, Inc.(a)	2,303	52,370
Marvell Technology Group Ltd.	24,150	589,018
Maxim Integrated Products, Inc.	9,882	579,678
MaxLinear, Inc.(a)	1,973	37,408
Microchip Technology, Inc.	8,327	785,153
Micron Technology, Inc.(a)	39,771	1,891,111
MKS Instruments, Inc.	1,938	209,730
Monolithic Power Systems, Inc.	1,598	239,572
NeoPhotonics Corp.(a)	3,433	22,589
NVE Corp.	172	10,707
NVIDIA Corp.	21,326	4,286,953
ON Semiconductor Corp.(a)	15,134	308,734
Onto Innovation, Inc.(a)	1,457	46,928
PDF Solutions, Inc.(a)	466	7,531
Photronics, Inc.(a)	2,227	26,279
Power Integrations, Inc.	1,176	107,145
Qorvo, Inc.(a)	4,386	354,652
QUALCOMM, Inc.	44,404	3,571,858

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Rambus, Inc.(a)	3,047	$42,186
Semtech Corp.(a)	2,463	124,283
Silicon Laboratories, Inc.(a)	1,535	163,078
Skyworks Solutions, Inc.	6,185	563,206
SMART Global Holdings, Inc.(a)	621	18,444
SunPower Corp.(a)(b)	2,301	20,157
Teradyne, Inc.	6,364	389,604
Texas Instruments, Inc.	34,196	4,034,786
Ultra Clean Holdings, Inc.(a)	1,174	25,088
Veeco Instruments, Inc.(a)(b)	1,822	24,852
Xilinx, Inc.	9,117	827,277
Xperi Corp.	1,688	34,275

		41,671,664

Software — 6.7%
A10 Networks, Inc.(a)	1,111	8,255
ACI Worldwide, Inc.(a)	4,099	128,668
Adobe, Inc.(a)	17,819	4,952,435
Alarm.com Holdings, Inc.(a)(b)	1,605	79,287
Altair Engineering, Inc., Class A(a)	1,686	62,163
Alteryx, Inc., Class A(a)(b)	1,646	150,609
American Software, Inc., Class A	608	9,856
Anaplan, Inc.(a)	2,988	141,034
ANSYS, Inc.(a)	3,069	675,640
Appfolio, Inc., Class A(a)(b)	557	54,157
Appian Corp.(a)	1,138	50,800
Aspen Technology, Inc.(a)	2,474	284,782
Atlassian Corp. PLC, Class A(a)(b)	3,837	463,471
Autodesk, Inc.(a)	8,081	1,190,816
Avalara, Inc.(a)	1,734	123,114
Avaya Holdings Corp.(a)(b)	5,519	66,725
Benefitfocus, Inc.(a)	1,165	26,486
Blackbaud, Inc.	1,795	150,690
Blackline, Inc.(a)	1,436	67,119
Bottomline Technologies DE, Inc.(a)	1,351	55,323
Box, Inc., Class A(a)(b)	4,996	84,532
Cadence Design Systems, Inc.(a)	10,009	654,088
CDK Global, Inc.	4,434	224,094
Cerence Inc.(a)	1,269	19,669
Ceridian HCM Holding, Inc.(a)(b)	2,877	138,815
ChannelAdvisor Corp.(a)	878	8,262
Cision Ltd.(a)	2,949	29,696
Citrix Systems, Inc.	4,553	495,640
Cloudera, Inc.(a)	7,672	65,059
CommVault Systems, Inc.(a)	1,768	87,817
Cornerstone OnDemand, Inc.(a)	2,151	125,984
Coupa Software, Inc.(a)(b)	2,249	309,215
Digimarc Corp.(a)	495	17,622
Digital Turbine, Inc.(a)(b)	4,909	34,314
DocuSign, Inc.(a)(b)	5,664	374,900
Domo, Inc., Class B(a)	754	12,124
Dropbox, Inc., Class A(a)(b)	8,180	162,128
Dynatrace, Inc.(a)(b)	1,413	28,585
Ebix, Inc.(b)	762	32,484

25

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
eGain Corp.(a)	724	$5,448
Elastic NV(a)(b)	1,583	113,992
Envestnet, Inc.(a)	1,835	114,669
Everbridge, Inc.(a)(b)	1,179	81,952
Fair Isaac Corp.(a)	991	301,304
FireEye, Inc.(a)(b)	7,033	111,403
Five9, Inc.(a)	2,193	121,733
ForeScout Technologies, Inc.(a)	2,021	62,166
Fortinet, Inc.(a)	5,173	421,910
GTY Technology Holdings, Inc.(a)	4,423	23,044
Guidewire Software, Inc.(a)	2,889	325,706
HubSpot, Inc.(a)	1,448	224,585
Instructure, Inc.(a)	1,279	59,768
Intuit, Inc.	9,094	2,341,705
j2 Global, Inc.	1,636	155,355
LivePerson, Inc.(a)	2,554	104,842
LogMeIn, Inc.	1,759	115,531
Manhattan Associates, Inc.(a)	2,340	175,383
Microsoft Corp.	276,164	39,593,633
MicroStrategy, Inc., Class A(a)	315	48,274
Mitek Systems, Inc.(a)	1,307	12,599
MobileIron, Inc.(a)	2,756	17,253
Model N, Inc.(a)	1,370	40,812
NetScout Systems, Inc.(a)	3,063	74,186
New Relic, Inc.(a)(b)	1,765	113,066
NortonLifeLock, Inc.	21,774	498,189
Nuance Communications, Inc.(a)(b)	10,159	165,795
Nutanix, Inc., Class A(a)(b)	5,055	147,707
OneSpan, Inc.(a)	969	18,130
Oracle Corp.	81,775	4,455,920
PagerDuty, Inc.(a)	741	17,036
Paycom Software, Inc.(a)	1,803	381,389
Pegasystems, Inc.	1,263	94,990
Pluralsight, Inc., Class A(a)(b)	2,064	37,317
Progress Software Corp.	1,840	73,379
Proofpoint, Inc.(a)	2,042	235,585
PROS Holdings, Inc.(a)	1,329	68,098
PTC, Inc.(a)	3,853	257,804
Q2 Holdings, Inc.(a)	1,626	116,243
QAD, Inc., Class A	286	13,293
Qualys, Inc.(a)	1,282	109,393
Rapid7, Inc.(a)	1,709	85,604
RealPage, Inc.(a)(b)	2,599	157,369
RingCentral, Inc., Class A(a)(b)	2,593	418,821
Rosetta Stone, Inc.(a)	562	10,768
SailPoint Technologies Holding, Inc.(a)	2,947	57,054
salesforce.com, Inc.(a)	29,993	4,693,605
SecureWorks Corp., Class A(a)	607	7,381
ServiceNow, Inc.(a)	6,807	1,683,099
ShotSpotter, Inc.(a)(b)	218	4,404
Smartsheet, Inc., Class A(a)(b)	3,137	123,598
SolarWinds Corp.(a)(b)	2,294	43,471
Splunk, Inc.(a)(b)	5,572	668,417
SPS Commerce, Inc.(a)	1,180	62,269

Security	Shares	Value

Software (continued)
SS&C Technologies Holdings, Inc.	7,978	$414,936
SVMK, Inc.(a)	3,933	72,367
Synchronoss Technologies, Inc.(a)	3,714	22,284
Synopsys, Inc.(a)	5,353	726,670
Telaria, Inc.(a)	2,084	15,776
Telenav, Inc.(a)	760	3,580
Tenable Holdings, Inc.(a)	976	24,595
Trade Desk, Inc., Class A(a)	1,373	275,698
Tyler Technologies, Inc.(a)	1,390	373,243
Upland Software, Inc.(a)(b)	1,274	47,749
Varonis Systems, Inc.(a)	1,139	81,495
Verint Systems, Inc.(a)	2,326	105,577
VirnetX Holding Corp.(a)	2,642	15,456
VMware, Inc., Class A	2,770	438,408
Workday, Inc., Class A(a)	5,806	941,501
Workiva, Inc.(a)(b)	1,486	61,922
Yext, Inc.(a)	3,424	56,359
Zendesk, Inc.(a)	3,830	270,589
Zix Corp.(a)	2,268	14,991
Zscaler, Inc.(a)(b)	2,183	96,008
Zuora, Inc., Class A(a)	3,662	52,183
Zynga, Inc., Class A(a)	32,188	198,600

		75,422,892

Specialty Retail — 2.3%
Aaron’s, Inc.	2,586	193,769
Abercrombie & Fitch Co., Class A	2,479	40,135
Advance Auto Parts, Inc.	2,510	407,825
America’s Car-Mart, Inc.(a)	281	25,568
American Eagle Outfitters, Inc.	6,018	92,557
Asbury Automotive Group, Inc.(a)	625	64,456
Ascena Retail Group, Inc.(a)	4,289	1,511
AutoNation, Inc.(a)	1,993	101,344
AutoZone, Inc.(a)	896	1,025,364
Barnes & Noble Education, Inc.(a)	774	3,181
Bed Bath & Beyond, Inc.	4,825	66,102
Best Buy Co., Inc.	8,302	596,333
BMC Stock Holdings, Inc.(a)	2,469	66,638
Boot Barn Holdings, Inc.(a)	729	25,551
Buckle, Inc.	884	18,493
Burlington Stores, Inc.(a)	2,388	458,902
Caleres, Inc.	1,279	27,524
CarMax, Inc.(a)(b)	6,106	568,896
Carvana Co.(a)(b)	1,597	129,485
Cato Corp., Class A	507	8,867
Chico’s FAS, Inc.	3,622	12,460
Children’s Place, Inc.	603	49,392
Citi Trends, Inc.	277	4,944
Conn’s, Inc.(a)	641	15,506
Container Store Group, Inc.(a)	1,057	4,461
Designer Brands, Inc., Class A	1,907	31,465
Dick’s Sporting Goods, Inc.	2,462	95,846
Express, Inc.(a)(b)	2,627	8,459
Five Below, Inc.(a)	1,960	245,216

26

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Floor & Decor Holdings, Inc., Class A(a)	2,523	$115,629
Foot Locker, Inc.	4,050	176,215
GameStop Corp., Class A(b)	3,539	19,252
Gap, Inc.	8,057	131,007
Genesco, Inc.(a)	625	24,281
GNC Holdings, Inc., Class A(a)	3,255	8,593
Group 1 Automotive, Inc.	663	65,929
Guess?, Inc.	1,837	30,770
Haverty Furniture Cos., Inc.	502	9,106
Hibbett Sports, Inc.(a)	427	10,188
Home Depot, Inc.	40,224	9,435,746
Hudson Ltd., Class A(a)	1,455	18,071
L Brands, Inc.	8,273	140,972
Lithia Motors, Inc., Class A	810	127,559
Lowe’s Cos., Inc.	28,614	3,193,608
Lumber Liquidators Holdings, Inc.(a)(b)	1,004	9,267
MarineMax, Inc.(a)	887	13,704
Michaels Cos., Inc.(a)	3,572	31,184
Monro, Inc.(b)	1,401	98,224
National Vision Holdings, Inc.(a)(b)	2,652	63,118
O’Reilly Automotive, Inc.(a)	2,767	1,205,056
Office Depot, Inc.	17,002	35,024
Party City Holdco, Inc.(a)(b)	2,256	12,679
Penske Automotive Group, Inc.	1,347	65,626
Rent-A-Center, Inc.	1,370	35,442
RH(a)	678	123,193
Ross Stores, Inc.	13,167	1,444,025
Sally Beauty Holdings, Inc.(a)	4,986	77,283
Shoe Carnival, Inc.(b)	372	12,347
Signet Jewelers Ltd.	1,788	28,679
Sleep Number Corp.(a)	1,074	51,681
Sonic Automotive, Inc., Class A	808	26,042
Sportsman’s Warehouse Holdings, Inc.(a)	414	2,819
Systemax, Inc.	366	7,920
Tailored Brands, Inc.	1,674	7,767
Tiffany & Co.	4,494	559,548
Tile Shop Holdings, Inc.	1,702	2,859
Tilly’s, Inc., Class A	598	6,135
TJX Cos., Inc.	44,421	2,560,871
Tractor Supply Co.	4,387	416,853
Ulta Salon Cosmetics & Fragrance, Inc.(a)	2,118	493,812
Urban Outfitters, Inc.(a)(b)	2,358	67,675
Williams-Sonoma, Inc.	2,953	197,231
Winmark Corp.	142	25,560
Zumiez, Inc.(a)	536	17,104

		25,595,904

Technology Hardware, Storage & Peripherals — 4.0%
3D Systems Corp.(a)(b)	3,456	32,797
Apple, Inc.	165,153	41,083,460
Avid Technology, Inc.(a)	592	3,999
Dell Technologies, Inc., Class C(a)	5,274	278,942

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Diebold Nixdorf, Inc.(a)	2,781	$19,467
Hewlett Packard Enterprise Co.	49,164	806,781
HP, Inc.	56,248	977,028
Immersion Corp.(a)	1,186	9,749
NCR Corp.(a)	4,301	125,632
NetApp, Inc.	9,092	508,061
Pure Storage, Inc., Class A(a)	9,386	182,652
Stratasys Ltd.(a)(b)	1,763	36,459
Synaptics, Inc.(a)	1,075	45,268
Western Digital Corp.	10,831	559,421
Xerox Holdings Corp.(a)	6,720	228,010

		44,897,726

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(a)	5,139	159,669
Carter’s, Inc.	1,653	165,697
Columbia Sportswear Co.	1,102	99,676
Crocs, Inc.(a)	2,705	94,648
Culp, Inc.	170	2,630
Deckers Outdoor Corp.(a)	1,021	156,111
Delta Apparel, Inc.(a)	874	21,806
Fossil Group, Inc.(a)	1,424	15,493
G-III Apparel Group Ltd.(a)(b)	1,377	34,576
Hanesbrands, Inc.	12,597	191,600
Kontoor Brands, Inc.(a)	1,656	62,928
Lululemon Athletica, Inc.(a)	4,231	864,266
Movado Group, Inc.	450	11,723
NIKE, Inc., Class B	45,182	4,046,048
Oxford Industries, Inc.	585	40,283
PVH Corp.	2,708	236,029
Ralph Lauren Corp.	1,946	186,933
Rocky Brands, Inc.	309	8,593
Skechers U.S.A., Inc., Class A(a)	4,874	182,141
Steven Madden Ltd.	2,896	119,257
Tapestry, Inc.	10,364	268,013
Under Armour, Inc., Class A(a)(b)	6,586	136,001
Under Armour, Inc., Class C(a)	7,474	138,269
Unifi, Inc.(a)(b)	322	8,791
Vera Bradley, Inc.(a)(b)	696	7,489
VF Corp.	11,365	935,226
Wolverine World Wide, Inc.	3,520	104,474

		8,298,370

Thrifts & Mortgage Finance — 0.2%
Axos Financial, Inc.(a)	1,972	57,287
Banc of California, Inc.	1,360	18,727
Berkshire Hills Bancorp, Inc.	2,000	62,060
Brookline Bancorp, Inc.	2,260	35,482
Capitol Federal Financial, Inc.	5,759	82,181
Columbia Financial, Inc.(a)	1,426	23,515
Dime Community Bancshares, Inc.	995	19,194
Entegra Financial Corp.(a)	170	5,117
Essent Group Ltd.	3,417	177,992

27

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Federal Agricultural Mortgage Corp., Class C	263	$22,273
First Defiance Financial Corp.	610	18,861
Flagstar Bancorp, Inc.(b)	908	32,997
Flushing Financial Corp.	756	16,360
Greene County Bancorp, Inc.	392	10,905
Hingham Institution for Savings	79	15,009
Home Bancorp, Inc.	190	7,250
HomeStreet, Inc.(a)	1,006	30,190
Kearny Financial Corp.	3,052	42,820
Ladder Capital Corp.	5,514	95,227
LendingTree, Inc.(a)	293	105,436
Merchants Bancorp	405	6,614
Meridian Bancorp, Inc.	1,376	26,915
Meta Financial Group, Inc.	945	29,919
MGIC Investment Corp.	12,493	171,279
MMA Capital Holdings, Inc.(a)	698	22,217
Mr Cooper Group, Inc.(a)	2,984	38,195
New York Community Bancorp, Inc.	17,102	199,238
NMI Holdings, Inc., Class A(a)(b)	2,174	63,589
Northfield Bancorp, Inc.	1,190	20,242
Northwest Bancshares, Inc.	2,775	46,814
OceanFirst Financial Corp.	1,828	43,744
Ocwen Financial Corp.(a)(b)	3,735	6,312
Oritani Financial Corp.	2,679	49,990
PCSB Financial Corp.	450	9,117
Provident Bancorp, Inc.(a)(b)	875	9,975
Provident Financial Services, Inc.	1,941	48,428
Radian Group, Inc.(b)	7,945	199,419
Southern Missouri Bancorp, Inc.	347	12,634
Sterling Bancorp, Inc.	2,009	19,467
Territorial Bancorp, Inc.	536	15,844
TFS Financial Corp.	1,463	28,177
Timberland Bancorp, Inc.	827	21,916
TrustCo Bank Corp. NY	1,531	13,228
United Community Financial Corp.	695	7,916
United Financial Bancorp, Inc.	1,299	18,342
Walker & Dunlop, Inc.	946	59,589
Washington Federal, Inc.	3,037	110,729
Waterstone Financial, Inc.	804	14,979
Western New England Bancorp, Inc.	2,207	21,099
WSFS Financial Corp.	2,055	86,659

		2,301,469

Tobacco — 0.7%
22nd Century Group, Inc.(a)(b)	4,139	7,823
Altria Group, Inc.	68,449	3,065,831
Philip Morris International, Inc.	56,775	4,623,756
Pyxus International, Inc.(a)	693	7,914
Turning Point Brands, Inc.	273	5,697
Universal Corp.	807	44,224

Security	Shares	Value

Tobacco (continued)
Vector Group Ltd.	4,071	$49,666

		7,804,911

Trading Companies & Distributors — 0.3%
Air Lease Corp.	3,637	159,955
Aircastle Ltd.	1,676	45,621
Applied Industrial Technologies, Inc.	1,275	76,296
Beacon Roofing Supply, Inc.(a)	2,457	76,265
BlueLinx Holdings, Inc.(a)	266	8,315
CAI International, Inc.(a)(b)	573	13,620
DXP Enterprises, Inc.(a)	556	19,193
EVI Industries, Inc.(b)	262	9,010
Fastenal Co.	20,560	738,926
Foundation Building Materials, Inc.(a)	572	10,633
GATX Corp.	1,433	113,995
GMS, Inc.(a)	1,078	32,297
H&E Equipment Services, Inc.	1,091	37,029
HD Supply Holdings, Inc.(a)	6,408	253,372
Herc Holdings, Inc.(a)	760	33,638
Kaman Corp.	920	53,976
Lawson Products, Inc.(a)	478	21,964
MRC Global, Inc.(a)	2,394	27,196
MSC Industrial Direct Co., Inc., Class A	1,640	120,064
NOW, Inc.(a)	3,477	36,648
Rush Enterprises, Inc., Class A	823	35,957
Rush Enterprises, Inc., Class B	266	11,417
SiteOne Landscape Supply, Inc.(a)(b)	1,592	140,192
Textainer Group Holdings Ltd.(a)(b)	625	6,469
Titan Machinery, Inc.(a)	378	6,275
Triton International Ltd.	2,742	100,631
United Rentals, Inc.(a)	2,868	383,079
Univar Solutions, Inc.(a)(b)	6,275	134,662
Veritiv Corp.(a)	406	5,538
W.W. Grainger, Inc.	1,622	500,938
Watsco, Inc.	1,163	205,037
WESCO International, Inc.(a)	1,698	85,155

		3,503,363

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	2,928	126,314

Water Utilities — 0.1%
American States Water Co.	1,438	136,797
American Water Works Co., Inc.	6,542	806,432
Aqua America, Inc.	7,808	353,937
Artesian Resources Corp., Class A	493	18,290
Cadiz, Inc.(a)	459	5,435
California Water Service Group	2,092	117,089
Consolidated Water Co. Ltd.	1,363	23,907
Global Water Resources, Inc.	881	10,792
Middlesex Water Co.	787	52,926
SJW Group	1,031	74,593

28

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities (continued)
York Water Co.	917	$40,385

		1,640,583

Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc.(a)	1,697	16,070
Gogo, Inc.(a)(b)	2,125	13,069
Shenandoah Telecommunications Co.	1,952	62,776
Spok Holdings, Inc.	353	4,201
Sprint Corp.(a)	20,599	127,920
T-Mobile U.S., Inc.(a)	11,154	921,990
Telephone & Data Systems, Inc.	3,846	100,342
United States Cellular Corp.(a)	438	16,302

		1,262,670

Total Common Stocks — 98.1% (Cost — $839,200,824)		1,095,517,015

Security	Shares	Value

Investment Companies — 0.5%
iShares Russell 3000 ETF(f)	30,389	$5,394,047

Total Investment Companies — 0.5% (Cost — $5,197,250)		5,394,047

Total Long-Term Investments — 98.6% (Cost — $844,398,074)		1,100,911,062

Short-Term Securities — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.03%(d)(e)(f)	25,412,689	25,425,395
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.77%(d)(f)	14,024,235	14,024,235

Total Short-Term Securities — 3.5% (Cost — $39,444,472)		39,449,630

Total Investments — 102.1% (Cost — $883,842,546)		1,140,360,692

Liabilities in Excess of Other Assets — (2.1)%		(23,450,532)

Net Assets — 100.0%		$1,116,910,160

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(f)

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 07/31/19	Shares Purchased	Shares Sold	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	21,426,011	3,986,678	—	25,412,689	$25,425,395	$46,590	(c)	$173	$3
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	8,291,401	5,732,834	—	14,024,235	14,024,235	46,990		—	—
BlackRock, Inc.	4,316	49	(40)	4,325	1,996,853	14,111		(4,828)	(22,837)
iShares Russell 3000 ETF	27,474	74,768	(71,853)	30,389	5,394,047	19,171		267,865	(107,994)
PennyMac Mortgage Investment Trust	1,874	1,266	—	3,140	71,875	881		—	1,749

					$46,912,405	$127,743		$263,210	$(129,079)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

29

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Total U.S. Stock Market Index Fund

Portfolio Abbreviations

CME	Chicago Mercantile Exchange

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	23	12/20/19	$1,798	$45,190
S&P 500 E-Mini Index	87	12/20/19	13,206	300,714

				$345,904

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

30

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Total U.S. Stock Market Index Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks (a)	$1,095,516,486	$—	$529	$1,095,517,015
Investment Companies	5,394,047	—	—	5,394,047
Short-Term Securities	39,449,630	—	—	39,449,630

	$1,140,360,163	$—	$529	$1,140,360,692

Derivative Financial Instruments(b)
Assets:
Equity contracts	$345,904	$—	$—	$345,904

(a)	See above Schedule of Investments for values in each industry. Investments categorized as Level 1 and 3 are included in industry.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

31